UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01597

                Steward Funds, Inc.
                (Exact name of registrant as specified in charter)

                5847 San Felipe
                Suite 4100
                Houston, TX 77057
                (Address of principal executive offices)

                BISYS Fund Services Ohio, Inc.
                3435 Stelzer Road
                Columbus, OH 43219
                (Name and address of agent for service)

Registrant's telephone number, including area code: 800-262-6631

Date of fiscal year end:  April 30

Date of reporting period: January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

STEWARD FUNDS, INC.
STEWARD MULTI-MANAGER EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES               VALUE
                                                           ---------            ------------
COMMON STOCKS (93.5%)

AEROSPACE & DEFENSE (2.8%)
Boeing Co.                                                     7,050            $    631,398
Curtiss-Wright Corp.                                           5,500                 209,990
DRS Technologies, Inc.                                           400                  22,160
General Dynamics Corp.                                         2,500                 195,375
Goodrich Corp.                                                 9,500                 465,690
HEICO Corp.                                                    1,200                  43,968
HEICO Corp., Class A                                             500                  15,375
Hexcel Corp. (b)                                               7,300                 140,452
Lockheed Martin Corp.                                         12,540               1,218,763
Northrop Grumman Corp.                                         8,300                 588,802
Raytheon Co.                                                   3,500                 181,650
United Technologies Corp.                                     10,724                 729,446
                                                                                ------------
                                                                                   4,443,069
                                                                                ------------
AIR FREIGHT & LOGISTICS (0.8%)
C.H. Robinson Worldwide, Inc.                                  2,000                 106,400
FedEx Corp.                                                    6,000                 662,400
Hub Group, Inc., Class A (b)                                   1,100                  32,846
Pacer International, Inc.                                      1,100                  34,276
United Parcel Service, Inc., Class B                           7,000                 505,960
                                                                                ------------
                                                                                   1,341,882
                                                                                ------------
AIRLINES (0.3%)
AirTran Holdings, Inc. (b)                                     4,500                  49,815
US Airways Group, Inc. (b)                                     8,920                 499,342
                                                                                ------------
                                                                                     549,157
                                                                                ------------
AUTO COMPONENTS (0.4%)
American Axle & Manufacturing                                  1,850                  38,443
Holdings, Inc.
ArvinMeritor, Inc.                                             1,300                  25,025
Autoliv, Inc.                                                  3,450                 208,173
BorgWarner, Inc.                                               1,200                  82,248
Cooper Tire & Rubber Co.                                       2,300                  36,777
Johnson Controls, Inc.                                           950                  87,837
Magna International, Inc., Class A                               800                  62,496
TRW Automotive Holdings Corp. (b)                              2,100                  54,915
                                                                                ------------
                                                                                     595,914
                                                                                ------------
AUTOMOBILES (0.2%)
Asbury Automotive Group, Inc.                                    900                  22,014
Ford Motor Co.                                                27,800                 226,014
General Motors Corp.                                           2,400                  78,816
United Auto Group, Inc.                                          800                  19,176
                                                                                ------------
                                                                                     346,020
                                                                                ------------
BEVERAGES (1.7%)
Coca-Cola Co.                                                 11,718                 561,058
Coca-Cola Enterprises, Inc.                                    5,200                 106,704
Pepsi Bottling Group, Inc.                                     1,500                  47,445
PepsiCo, Inc.                                                 30,182               1,969,074
                                                                                ------------
                                                                                   2,684,281
                                                                                ------------
BIOTECHNOLOGY (2.7%)
Amgen, Inc. (b)                                               13,350                 939,440

STEWARD FUNDS, INC.
STEWARD MULTI-MANAGER EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES               VALUE
                                                           ---------            ------------
Biogen Idec, Inc. (b)                                         20,900            $  1,010,306
Celgene Corp. (b)                                              8,349                 448,174
Cephalon, Inc. (b)                                             3,000                 217,230
Genentech, Inc. (b)                                            8,435                 736,966
Gilead Sciences, Inc. (b)                                      6,870                 441,878
Human Genome Sciences, Inc. (b)                               20,400                 240,312
Millennium Pharmaceuticals, Inc. (b)                           3,800                  42,180
PerkinElmer, Inc.                                              5,200                 124,124
Regeneron Pharmaceuticals, Inc. (b)                            1,700                  33,813
Techne Corp. (b)                                                 100                   5,804
                                                                                ------------
                                                                                   4,240,227
                                                                                ------------
BUILDING PRODUCTS (0.5%)
Masco Corp.                                                   16,860                 539,351
NCI Building Systems, Inc. (b)                                 2,200                 125,224
USG Corp. (b)                                                  2,500                 134,000
                                                                                ------------
                                                                                     798,575
                                                                                ------------
CAPITAL MARKETS (4.3%)
Ameriprise Financial, Inc.                                     3,080                 181,597
Bank of New York Co., Inc.                                     6,850                 274,069
Franklin Resources, Inc.                                       1,050                 125,066
Goldman Sachs Group, Inc.                                      7,250               1,538,159
Investors Financial Services Corp.                             4,200                 196,434
Lehman Brothers Holdings, Inc.                                 7,710                 634,070
Mellon Financial Corp.                                        11,290                 482,535
Merrill Lynch & Co., Inc.                                     12,160               1,137,690
Morgan Stanley                                                15,100               1,250,128
Northern Trust Corp.                                           3,300                 200,475
optionsXpress Holdings, Inc.                                   6,900                 163,875
Raymond James Financial, Inc.                                  1,900                  60,648
State Street Corp.                                             3,800                 269,990
UBS AG, ADR                                                    3,860                 243,219
                                                                                ------------
                                                                                   6,757,955
                                                                                ------------
CHEMICALS (2.1%)
Air Products & Chemicals, Inc.                                 1,740                 129,908
Albemarle Corp.                                                  700                  54,586
Ashland, Inc.                                                  1,600                 111,280
Celanese Corp., Series A                                       3,300                  86,625
Cytec Industries, Inc.                                           600                  34,932
Dow Chemical Co.                                              12,280                 510,111
E.I. Du Pont De Nemours & Co.                                  9,800                 485,688
FMC Corp.                                                        800                  62,280
Hercules, Inc. (b)                                             6,800                 133,348
Huntsman Corp. (b)                                             2,700                  56,457
Lubrizol Corp.                                                 2,300                 118,496
Nalco Holding Co. (b)                                          2,210                  50,808
Olin Corp.                                                     1,300                  21,892
OM Group, Inc. (b)                                             1,400                  68,404
PolyOne Corp. (b)                                              3,400                  24,922
PPG Industries, Inc.                                           8,250                 546,893
Praxair, Inc.                                                  5,550                 349,983
Rohm & Haas Co.                                                2,900                 150,974
RPM International, Inc.                                        1,600                  37,168
Syngenta AG, ADR                                               5,520                 204,626
Westlake Chemical Corp.                                          800                  26,544
                                                                                ------------
                                                                                   3,265,925
                                                                                ------------
COMMERCIAL BANKS (2.3%)
BB&T Corp.                                                     1,800                  76,068
Comerica, Inc.                                                 2,400                 142,320
Fifth Third Bancorp                                            4,000                 159,600
Huntington Bancshares, Inc.                                    3,900                  90,792
KeyCorp                                                        5,600                 213,752

STEWARD FUNDS, INC.
STEWARD MULTI-MANAGER EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES               VALUE
                                                           ---------            ------------
National City Corp.                                            7,150            $    270,628
PNC Financial Services Group, Inc.                             4,930                 363,686
PrivateBancorp, Inc.                                           2,300                  85,997
Regions Financial Corp.                                        7,607                 275,830
SunTrust Banks, Inc.                                           7,165                 595,412
TCF Financial Corp.                                            2,200                  55,836
U.S. Bancorp                                                   6,627                 235,921
Wachovia Corp.                                                15,000                 847,499
Wells Fargo & Co.                                              5,600                 201,152
Wilmington Trust Corp.                                           500                  20,965
                                                                                ------------
                                                                                   3,635,458
                                                                                ------------
COMMERCIAL SERVICES & SUPPLIES (0.5%)
Avery Dennison Corp.                                           1,300                  88,868
Complete Production Services, Inc. (b)                         1,200                  23,844
Consolidated Graphics, Inc. (b)                                  600                  37,200
Kforce, Inc. (b)                                               4,000                  57,040
Oil States International, Inc. (b)                               800                  23,056
Pitney Bowes, Inc.                                               600                  28,722
R.R. Donnelley & Sons Co.                                      5,900                 218,890
Superior Energy Services, Inc. (b)                             1,700                  51,544
Tesoro Corp.                                                   1,200                  98,868
The Corporate Executive Board Co.                              1,700                 154,241
Trico Marine Services, Inc. (b)                                  600                  19,518
United Stationers, Inc. (b)                                      600                  30,576
                                                                                ------------
                                                                                     832,367
                                                                                ------------
COMMUNICATIONS EQUIPMENT (3.1%)
Andrew Corp. (b)                                               3,900                  41,418
Avaya, Inc. (b)                                                1,400                  17,962
CIENA Corp. (b)                                                4,514                 126,798
Cisco Systems, Inc. (b)                                       37,120                 987,021
Comtech Telecommunications Corp. (b)                           4,200                 151,200
Corning, Inc. (b)                                             47,900                 998,236
Foundry Networks, Inc. (b)                                     9,000                 130,230
Harris Corp.                                                   3,300                 167,706
JDS Uniphase Corp. (b)                                        10,675                 189,802
QUALCOMM, Inc.                                                45,100               1,698,466
SpectraLink Corp. (b)                                          8,600                  77,744
Superior Essex, Inc. (b)                                         900                  28,719
Sycamore Networks, Inc. (b)                                   10,600                  39,538
Tekelec (b)                                                    2,300                  35,420
Tellabs, Inc. (b)                                             12,100                 121,847
UTStarcom, Inc. (b)                                            8,500                  75,055
                                                                                ------------
                                                                                   4,887,162
                                                                                ------------
COMPUTERS & PERIPHERALS (3.2%)
Apple Computer, Inc. (b)                                       6,630                 568,390
Avid Technology, Inc. (b)                                        100                   3,700
Brocade Communications Systems, Inc. (b)                      20,000                 171,600
Dell, Inc. (b)                                                 1,300                  31,525
Hewlett-Packard Co.                                           40,677               1,760,500
International Business Machines Corp.                          9,800                 971,670
Komag, Inc. (b)                                                4,400                 150,128
Lexmark International, Inc., Class A (b)                       1,700                 107,151
SanDisk Corp. (b)                                             24,700                 992,940
Seagate Technology, Inc. (b)                                   2,900                       0
Stratasys, Inc. (b)                                            6,200                 199,888
Western Digital Corp. (b)                                      3,600                  70,560
                                                                                ------------
                                                                                   5,028,052
                                                                                ------------

STEWARD FUNDS, INC.
STEWARD MULTI-MANAGER EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES               VALUE
                                                           ---------            ------------
CONSTRUCTION & ENGINEERING (0.2%)
EMCOR Group, Inc. (b)                                          1,200            $     68,904
Foster Wheeler Ltd. (b)                                        1,300                  69,511
Jacobs Engineering Group, Inc. (b)                             2,200                 199,210
URS Corp. (b)                                                    700                  30,079
                                                                                ------------
                                                                                     367,704
                                                                                ------------
CONSUMER FINANCE (0.8%)
American Express Co.                                          20,840               1,213,305
Cash America International, Inc.                                 300                  12,813
First Cash Financial Services, Inc. (b)                        1,400                  32,872
                                                                                ------------
                                                                                   1,258,990
                                                                                ------------
CONTAINERS & PACKAGING (0.3%)
Bemis Co., Inc.                                                1,400                  47,474
Greif, Inc., Class A                                             500                  57,155
Packaging Corp. of America                                     2,000                  45,680
Rock-Tenn Co., Class A                                         1,100                  35,992
Smurfit-Stone Container Corp. (b)                              9,620                 103,896
Sonoco Products Co.                                            1,900                  73,150
Temple-Inland, Inc.                                            2,200                 109,868
                                                                                ------------
                                                                                     473,215
                                                                                ------------
DISTRIBUTORS (0.0%)
Building Materials Holding Corp.                               1,700                  40,511
                                                                                ------------
DIVERSIFIED CONSUMER SERVICES (0.1%)
Strayer Education, Inc.                                        1,700                 193,409
                                                                                ------------
DIVERSIFIED FINANCIAL SERVICES (4.6%)
Bank of America Corp.                                         47,531               2,499,180
CIT Group, Inc.                                                6,200                 365,552
Citigroup, Inc.                                               45,140               2,488,568
JPMorgan Chase & Co.                                          35,968               1,831,850
Portfolio Recovery Associates, Inc. (b)                          500                  21,735
Thornburg Mortgage, Inc.                                       2,300                  61,870
                                                                                ------------
                                                                                   7,268,755
                                                                                ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (2.5%)
AT&T, Inc.                                                    48,038               1,807,651
Embarq Corp.                                                   5,567                 309,024
Level 3 Communications, Inc. (b)                              50,900                 316,089
Qwest Communications International, Inc. (b)                   7,700                  62,755
Telus Corp. ADR                                                  810                  37,422
Verizon Communications, Inc.                                  34,808               1,340,804
Windstream Corp.                                               9,200                 136,896
                                                                                ------------
                                                                                   4,010,641
                                                                                ------------
ELECTRIC UTILITIES (1.2%)
American Electric Power Co., Inc.                             11,100                 483,183
Edison International                                           5,300                 238,394
Entergy Corp.                                                  3,800                 352,830
FirstEnergy Corp.                                              4,800                 284,784
FPL Group, Inc.                                                3,560                 201,674
IDACORP, Inc.                                                  1,000                  36,950
Northeast Utilities                                            1,900                  52,535
Pepco Holdings, Inc.                                           1,600                  40,928
PPL Corp.                                                      1,240                  44,144
Progress Energy, Inc.                                          2,900                 137,866
                                                                                ------------
                                                                                   1,873,288
                                                                                ------------
ELECTRICAL EQUIPMENT (0.6%)
A.O. Smith Corp.                                                 700                  26,845
Acuity Brands, Inc.                                            1,300                  75,413
Cooper Industries Ltd.                                           370                  33,814
Emerson Electric Co.                                           8,600                 386,742

STEWARD FUNDS, INC.
STEWARD MULTI-MANAGER EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES               VALUE
                                                           ---------            ------------
EnerSys (b)                                                    4,200            $     68,292
Rockwell Automation, Inc.                                      1,980                 121,196
The Genlyte Group, Inc. (b)                                    3,400                 257,618
                                                                                ------------
                                                                                     969,920
                                                                                ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.2%)
Anixter International, Inc. (b)                                  700                  38,689
Arrow Electronics, Inc. (b)                                    5,200                 183,300
Avnet, Inc. (b)                                                4,800                 149,040
Benchmark Electronics, Inc. (b)                                2,000                  45,300
Brightpoint, Inc. (b)                                          4,700                  51,747
FARO Technologies, Inc. (b)                                    2,300                  56,994
Flextronics International Ltd. (b)                             5,700                  66,291
Ingram Micro, Inc. (b)                                         2,600                  50,726
Insight Enterprises, Inc. (b)                                  1,200                  24,396
KEMET Corp. (b)                                                2,900                  21,866
LoJack Corp. (b)                                               2,900                  51,997
Measurement Specialties, Inc. (b)                              9,400                 196,836
Mettler-Toledo International, Inc. (b)                           700                  57,960
Molex, Inc.                                                    2,600                  76,414
Plexus Corp. (b)                                                 800                  13,440
RadiSys Corp. (b)                                              8,000                 134,480
Sanmina-SCI Corp. (b)                                         36,300                 127,050
ScanSource, Inc. (b)                                           6,600                 193,644
Solectron Corp. (b)                                           29,200                  94,900
Tech Data Corp. (b)                                            1,500                  55,710
Technitrol, Inc.                                               1,400                  30,828
Vishay Intertechnology, Inc. (b)                               4,000                  52,560
Waters Corp. (b)                                               1,200                  68,028
X-Rite, Inc.                                                   8,900                  99,947
                                                                                ------------
                                                                                   1,942,143
                                                                                ------------
ENERGY EQUIPMENT & SERVICES (1.2%)
Baker Hughes, Inc.                                             6,000                 414,180
Cameron International Corp. (b)                               11,293                 592,883
Global Industries, Ltd. (b)                                    4,000                  53,880
Hercules Offshore, Inc. (b)                                      900                  23,796
Noble Corp.                                                      900                  67,455
Reliant Energy, Inc. (b)                                       6,200                  92,256
Rowan Cos., Inc.                                               1,600                  52,624
Schlumberger Ltd.                                              7,486                 475,286
Tidewater, Inc.                                                  500                  25,785
W-H Energy Services, Inc. (b)                                    600                  27,228
                                                                                ------------
                                                                                   1,825,373
                                                                                ------------
FOOD & STAPLES RETAILING (0.7%)
BJ's Wholesale Club, Inc. (b)                                  1,000                  30,540
CVS Corp.                                                      2,990                 100,614
Kroger Co.                                                    11,200                 286,720
Safeway, Inc.                                                  5,500                 198,165
Walgreen Co.                                                  11,500                 520,950
                                                                                ------------
                                                                                   1,136,989
                                                                                ------------
FOOD PRODUCTS (1.5%)
Archer-Daniels-Midland Co.                                    13,000                 415,999
ConAgra Foods, Inc.                                            3,800                  97,698
Dean Foods Co. (b)                                             2,500                 110,625
Del Monte Foods Co.                                            1,700                  19,482
General Mills, Inc.                                            4,300                 246,132
H.J. Heinz Co.                                                 6,000                 282,720
Hormel Foods Corp.                                               900                  34,110
J & J Snack Foods Corp.                                        6,400                 264,192
Kellogg Co.                                                    8,280                 407,956
Kraft Foods, Inc., Class A                                     1,700                  59,364
Nestle SA, Sponsored ADR                                       2,280                 208,417

STEWARD FUNDS, INC.
STEWARD MULTI-MANAGER EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES               VALUE
                                                           ---------            ------------
Sara Lee Corp.                                                 7,700            $    132,055
Smithfield Foods, Inc. (b)                                     2,300                  60,398
Tyson Foods, Inc., Class A                                     2,460                  43,665
                                                                                ------------
                                                                                   2,382,813
                                                                                ------------
GAS UTILITIES (0.1%)
Atmos Energy Corp.                                             1,100                  34,364
New Jersey Resources Corp.                                       500                  23,300
Southwest Gas Corp.                                              500                  19,625
UGI Corp.                                                      1,100                  30,151
WGL Holdings, Inc.                                               700                  22,141
                                                                                ------------
                                                                                     129,581
                                                                                ------------
HEALTH CARE EQUIPMENT & SUPPLIES (1.0%)
Boston Scientific Corp. (b)                                   12,478                 230,219
DENTSPLY International, Inc.                                   2,200                  67,848
Hillenbrand Industries, Inc.                                     500                  28,505
ICON PLC, Sponsored ADR (b)                                    4,400                 164,120
IDEXX Laboratories, Inc. (b)                                     600                  51,486
Kensey Nash Corp. (b)                                          2,600                  82,368
Kyphon, Inc. (b)                                               4,400                 205,876
Medtronic, Inc.                                                8,295                 443,368
Mentor Corp.                                                   3,600                 183,564
Respironics, Inc. (b)                                          1,400                  59,640
Symmetry Medical, Inc. (b)                                     7,900                 108,862
                                                                                ------------
                                                                                   1,625,856
                                                                                ------------
HEALTH CARE PROVIDERS & SERVICES (3.6%)
Aetna, Inc.                                                    6,000                 252,960
Amedisys, Inc. (b)                                            11,466                 370,581
AMERIGROUP Corp. (b)                                           2,300                  83,398
AmerisourceBergen Corp.                                        3,200                 167,616
Cardinal Health, Inc.                                            600                  42,852
Caremark Rx, Inc.                                                940                  57,584
Centene Corp. (b)                                                500                  12,460
HealthExtras, Inc. (b)                                         1,000                  25,560
Healthspring, Inc. (b)                                         1,200                  23,604
Humana, Inc. (b)                                              11,763                 652,847
LCA-Vision, Inc.                                               7,350                 284,592
LifePoint Hospitals, Inc. (b)                                  1,400                  47,572
McKesson Corp.                                                 5,800                 323,350
Medco Health Solutions, Inc. (b)                              17,781               1,052,813
Molina Healthcare, Inc. (b)                                      700                  21,581
Nighthawk Radiology Holdings, Inc. (b)                           500                  12,605
Option Care, Inc.                                             12,450                 164,216
Psychiatric Solutions, Inc. (b)                                1,300                  50,622
Sierra Health Services, Inc. (b)                                 900                  36,180
United Surgical Partners International, Inc. (b)               8,500                 258,995
UnitedHealth Group, Inc.                                       6,480                 338,645
USANA Health Sciences, Inc. (b)                                4,200                 222,936
WellCare Health Plans, Inc. (b)                                  800                  61,984
WellPoint, Inc. (b)                                           14,380               1,127,104
                                                                                ------------
                                                                                   5,692,657
                                                                                ------------
HOTELS, RESTAURANTS & LEISURE (1.4%)
Brinker International, Inc.                                    4,650                 146,708
CBRL Group, Inc.                                                 165                   7,737
CEC Entertainment, Inc. (b)                                      900                  38,061
Chipotle Mexican Grill, Inc., Class B (b)                      1,069                  59,169
Darden Restaurants, Inc.                                       3,500                 136,990
Jack in the Box, Inc. (b)                                      1,300                  80,327

STEWARD FUNDS, INC.
STEWARD MULTI-MANAGER EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES               VALUE
                                                           ---------            ------------
Marriott International, Inc.                                   9,600            $    462,144
McDonald's Corp.                                              24,044               1,066,351
Wendy's International, Inc.                                    2,100                  71,316
Wyndham Worldwide Corp. (b)                                    2,500                  78,000
                                                                                ------------
                                                                                   2,146,803
                                                                                ------------
HOUSEHOLD DURABLES (0.8%)
Beazer Homes USA, Inc.                                           800                  34,808
Black & Decker Corp.                                             800                  69,824
KB HOME                                                        3,200                 173,504
Lennar Corp., Class A                                          1,900                 103,322
M.D.C. Holdings, Inc.                                            700                  40,789
Meritage Homes Corp. (b)                                         700                  31,115
Pulte Homes, Inc.                                              4,700                 161,398
Standard Pacific Corp.                                         3,700                 101,528
Technical Olympic USA, Inc.                                    1,000                   9,530
Toll Brothers, Inc. (b)                                        2,860                  96,754
Universal Electronics, Inc. (b)                                6,400                 133,632
Whirlpool Corp.                                                3,900                 356,577
                                                                                ------------
                                                                                   1,312,781
                                                                                ------------
HOUSEHOLD PRODUCTS (1.7%)
Clorox Co.                                                     1,800                 117,756
Colgate-Palmolive Co.                                          1,600                 109,280
Kimberly-Clark Corp.                                           1,900                 131,860
Procter & Gamble Co.                                          36,380               2,359,971
                                                                                ------------
                                                                                   2,718,867
                                                                                ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
Constellation Energy Group                                     4,350                 315,592
TXU Corp.                                                      3,810                 206,045
                                                                                ------------
                                                                                     521,637
                                                                                ------------
INDUSTRIAL CONGLOMERATES (1.9%)
3M Co.                                                         4,300                 319,490
General Electric Co.                                          61,331               2,210,983
Textron, Inc.                                                  4,677                 435,756
Tyco International Ltd.                                        1,800                  57,384
                                                                                ------------
                                                                                   3,023,613
                                                                                ------------
INSURANCE (5.8%)
ACE Ltd.                                                       1,050                  60,669
AFLAC, Inc.                                                    1,570                  74,748
Allstate Corp.                                                11,550                 694,847
AMBAC Financial Group, Inc.                                      900                  79,290
American International Group, Inc.                            26,479               1,812,487
Aon Corp.                                                      4,900                 175,714
Arthur J. Gallagher & Co.                                        800                  22,936
Brown & Brown, Inc.                                            1,500                  42,480
Chubb Corp.                                                    3,340                 173,814
Fidelity National Financial, Inc., Class A                     4,000                  94,960
First Acceptance Corp. (b)                                     3,100                  32,085
First American Financial Corp.                                 1,000                  42,380
Genworth Financial, Inc., Class A                             11,570                 403,793
Hartford Financial Services Group, Inc.                        3,800                 360,658
HCC Insurance Holdings, Inc.                                   4,100                 127,920
Hilb, Rogal & Hobbs Co.                                        8,000                 338,000
Lincoln National Corp.                                         3,300                 221,562
MBIA, Inc.                                                     2,350                 168,801
Mercury General Corp.                                            600                  31,296
MetLife, Inc.                                                 20,680               1,284,641
Nationwide Financial Services, Inc., Class A                     700                  38,255

STEWARD FUNDS, INC.
STEWARD MULTI-MANAGER EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES               VALUE
                                                           ---------            ------------
Odyssey Re Holdings Corp.                                        700            $     27,615
Ohio Casualty Corp.                                            9,400                 277,676
Old Republic International Corp.                               5,000                 111,500
PartnerRe Ltd.                                                 1,200                  81,600
Principal Financial Group, Inc.                                4,100                 252,601
Progressive Corp.                                             11,000                 255,090
Protective Life Corp.                                            800                  39,144
Prudential Financial, Inc.                                     5,300                 472,389
RenaissanceRe Holdings Ltd.                                      650                  34,626
St. Paul Travelers Cos., Inc.                                  8,953                 455,260
StanCorp Financial Group, Inc.                                 1,000                  47,850
The PMI Group, Inc.                                            6,500                 310,830
U.S.I. Holdings Corp. (b)                                     16,700                 276,051
W.R. Berkley Corp.                                             4,400                 145,596
XL Capital Ltd.                                                  800                  55,200
Zenith National Insurance Corp.                                1,300                  59,410
                                                                                ------------
                                                                                   9,183,774
                                                                                ------------
INTERNET SOFTWARE & SERVICES (1.9%)
Ariba, Inc. (b)                                                  900                   8,370
Digital River, Inc. (b)                                          500                  25,590
Google, Inc., Class A (b)                                      4,922               2,467,399
McAfee, Inc. (b)                                               1,400                  40,964
Netflix, Inc. (b)                                              3,100                  70,680
PetMed Express, Inc. (b)                                       2,400                  28,368
RealNetworks, Inc. (b)                                         2,000                  21,340
TIBCO Software, Inc. (b)                                       2,400                  22,272
United Online, Inc.                                            2,700                  37,908
VeriSign, Inc. (b)                                             2,400                  57,360
Webex Communications, Inc. (b)                                 1,600                  59,328
Websense, Inc. (b)                                             9,600                 207,840
                                                                                ------------
                                                                                   3,047,419
                                                                                ------------
IT SERVICES (1.4%)
3Com Corp. (b)                                                 6,200                  24,180
Accenture Ltd., Class A                                        5,730                 216,308
Alliance Data Systems Corp. (b)                                2,100                 142,653
CACI International, Inc. (b)                                   3,500                 164,605
Computer Sciences Corp. (b)                                    2,100                 110,166
Electronic Data Systems Corp.                                  2,900                  76,299
Fidelity National Information Services, Inc.                   1,800                  76,536
Global Payments, Inc.                                          3,800                 143,488
Lionbridge Technologies, Inc. (b)                             13,200                  85,404
Paychex, Inc.                                                 12,400                 496,124
Perot Systems Corp., Class A (b)                                 800                  13,072
TALX Corp.                                                     6,500                 207,090
Unisys Corp. (b)                                               6,300                  54,306
Western Union Co.                                             19,200                 428,928
                                                                                ------------
                                                                                   2,239,159
                                                                                ------------
LEISURE EQUIPMENT & PRODUCTS (0.2%)
Brunswick Corp.                                                  700                  23,877
Callaway Golf Co.                                                200                   3,304
Eastman Kodak Co.                                              1,800                  46,548
Hasbro, Inc.                                                   4,180                 118,712
Jarden Corp. (b)                                                 700                  25,669
Mattel, Inc.                                                   6,700                 163,212
                                                                                ------------
                                                                                     381,322
                                                                                ------------
MACHINERY (1.9%)
Actuant Corp.                                                  5,700                 283,803
Applied Industrial Technologies, Inc.                          2,000                  49,000
Bucyrus International, Inc., Class A                           3,400                 157,794

STEWARD FUNDS, INC.
STEWARD MULTI-MANAGER EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES               VALUE
                                                           ---------            ------------
Caterpillar, Inc.                                              5,500            $    352,385
CLARCOR, Inc.                                                  4,500                 155,970
Crane Co.                                                        900                  34,947
Cummins, Inc.                                                    800                 107,648
Deere & Co.                                                    3,640                 365,019
Eaton Corp.                                                    2,550                 199,793
Flow International Corp. (b) (b)                               5,300                  61,904
Gardner Denver, Inc. (b)                                       3,000                 115,650
Graco, Inc.                                                    5,100                 207,927
Ingersoll-Rand Co.                                             2,000                  85,760
ITT Industries, Inc.                                           5,700                 340,005
Mueller Industries, Inc.                                         900                  29,313
Parker Hannifin Corp.                                          2,200                 182,072
SPX Corp.                                                      1,700                 119,323
Timken Co.                                                     1,700                  48,637
Wabash National Corp.                                          6,000                  95,640
                                                                                ------------
                                                                                   2,992,590
                                                                                ------------
MARINE (0.0%)
Overseas Shipholding Group, Inc.                                 600                  37,278
                                                                                ------------
MEDIA (0.8%)
Belo Corp., Class A                                            2,100                  39,312
Entercom Communications Corp., Class A                         1,200                  33,828
Entravision Communications Corp., Class A (b)                 22,200                 177,600
Gannett Co., Inc.                                              7,650                 444,771
Harris Interactive, Inc. (b)                                  10,400                  54,184
Idearc, Inc. (b)                                                 675                  21,896
Interpublic Group of Cos., Inc. (b)                            3,800                  50,008
New York Times Co., Class A                                    3,210                  74,119
News Corp.                                                     7,724                 179,583
Scholastic Corp. (b)                                           1,000                  35,350
The McClatchy Co., Class A                                       804                  31,099
Tribune Co.                                                    3,000                  91,620
WPP Group PLC, Sponsored ADR                                   1,140                  83,995
                                                                                ------------
                                                                                   1,317,365
                                                                                ------------
METALS & MINING (1.0%)
Alcoa, Inc.                                                    9,900                 319,770
Arcelor Mittal, Class A                                        1,600                  76,112
Carpenter Technology Corp.                                     2,200                 257,620
Claymont Steel Holdings, Inc. (b)                                100                   1,865
Commercial Metals Co.                                          5,500                 149,105
Compass Minerals International, Inc.                             500                  15,515
Freeport-McMoRan Copper & Gold, Inc.                           3,600                 207,036
Metal Management, Inc.                                         1,200                  49,248
Quanex Corp.                                                   1,800                  70,542
Reliance Steel & Aluminum Co.                                  2,400                  99,936
Southern Copper Corp.                                          1,000                  62,500
United States Steel Corp.                                      2,900                 242,121
                                                                                ------------
                                                                                   1,551,370
                                                                                ------------
MULTI-UTILITIES (0.5%)
Ameren Corp.                                                   2,100                 111,531
Dominion Resources, Inc.                                       4,960                 411,482
Public Service Enterprise Group, Inc.                            570                  38,207
Puget Energy, Inc.                                             1,800                  44,208
TECO Energy, Inc.                                              2,500                  42,400
Wisconsin Energy Corp.                                         2,200                 102,432
                                                                                ------------
                                                                                     750,260
                                                                                ------------

STEWARD FUNDS, INC.
STEWARD MULTI-MANAGER EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES               VALUE
                                                           ---------            ------------
MULTILINE RETAIL (1.7%)
Big Lots, Inc. (b)                                             3,300            $     85,569
Dillard's, Inc., Class A                                       1,200                  41,208
Dollar General Corp.                                          22,200                 376,068
Dollar Tree Stores, Inc. (b)                                     800                  25,168
Family Dollar Stores, Inc.                                     3,300                 106,920
Federated Department Stores, Inc.                              5,740                 238,153
Kohl's Corp. (b)                                                 900                  63,819
Saks, Inc.                                                     3,900                  73,164
Sears Holdings Corp. (b)                                       2,800                 494,620
Target Corp.                                                   3,658                 224,455
The Andersons, Inc.                                            1,000                  39,760
Wal-Mart Stores, Inc.                                         18,600                 887,033
                                                                                ------------
                                                                                   2,655,937
                                                                                ------------
OIL, GAS & CONSUMABLE FUELS (6.5%)
Alon Usa Energy, Inc.                                          1,100                  29,579
Anadarko Petroleum Corp.                                       5,900                 258,125
Apache Corp.                                                   1,940                 141,562
BP PLC, Sponsored ADR                                          1,000                  63,510
Chesapeake Energy Corp.                                        6,200                 183,582
ChevronTexaco Corp.                                           14,331               1,044,443
Cimarex Energy Co.                                               300                  11,244
Comstock Resources, Inc. (b)                                   2,600                  83,070
ConocoPhillips                                                24,788               1,646,171
Devon Energy Corp.                                             8,950                 627,306
EOG Resources, Inc.                                            1,810                 125,125
EXCO Resources, Inc. (b)                                      14,800                 248,640
Exxon Mobil Corp.                                             37,050               2,745,404
Frontier Oil Corp.                                             1,800                  51,138
Hess Corp.                                                     4,340                 234,317
Hornbeck Offshore Services, Inc. (b)                             500                  13,760
Marathon Oil Corp.                                             3,800                 343,292
Newfield Exploration Co. (b)                                   2,000                  85,620
Noble Energy, Inc.                                             2,100                 112,161
Occidental Petroleum Corp.                                     8,900                 412,604
Pioneer Drilling Co. (b)                                         300                   3,801
Range Resources Corp.                                         14,463                 443,869
St. Mary Land & Exploration Co.                                1,900                  68,381
Sunoco, Inc.                                                   5,800                 366,154
Swift Energy Co. (b)                                             600                  26,604
Total SA, Sponsored ADR                                        4,250                 289,213
Valero Energy Corp.                                            8,900                 483,092
Western Refining, Inc.                                         2,300                  62,905
Whiting Petroleum Corp. (b)                                      600                  27,342
XTO Energy, Inc.                                               2,000                 100,940
                                                                                ------------
                                                                                  10,332,954
                                                                                ------------
PAPER & FOREST PRODUCTS (0.1%)
Bowater, Inc.                                                    660                  18,064
International Paper Co.                                        5,640                 190,068
                                                                                ------------
                                                                                     208,132
                                                                                ------------
PHARMACEUTICALS (4.9%)
Abbott Laboratories                                            9,440                 500,320
Allergan, Inc.                                                 3,664                 427,625
Eli Lilly & Co.                                                5,020                 271,682
Endo Pharmaceuticals Holdings, Inc. (b)                        2,850                  87,552
Johnson & Johnson                                             36,740               2,454,232
King Pharmaceuticals, Inc. (b)                                 5,200                  92,872
Merck & Co., Inc.                                             39,828               1,782,303
MGI Pharma, Inc. (b)                                           2,700                  51,894
Mylan Laboratories, Inc.                                       4,000                  88,560
New River Pharmaceuticals, Inc. (b)                            6,521                 364,524

STEWARD FUNDS, INC.
STEWARD MULTI-MANAGER EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES               VALUE
                                                           ---------            ------------
Schering-Plough Corp.                                         30,500            $    762,500
Sepracor, Inc. (b)                                             3,800                 216,828
The Medicines Co. (b)                                          1,100                  33,682
Watson Pharmaceuticals, Inc. (b)                               1,300                  35,386
Wyeth                                                         11,600                 573,156
                                                                                ------------
                                                                                   7,743,116
                                                                                ------------
REAL ESTATE - OPERATIONS AND DEVELOPMENT (0.1%)
CB Richard Ellis Group, Inc., Class A (b)                      2,600                  97,786
                                                                                ------------
REAL ESTATE INVESTMENT TRUST (0.7%)
AMB Property Corp.                                             1,000                  60,850
American Home Mortgage Investment Corp.                          900                  31,446
Annaly Capital Management, Inc.                                1,300                  17,914
Brandywine Realty Trust                                        2,000                  69,720
CapitalSource, Inc.                                            4,000                 111,160
Colonial Properties Trust                                        700                  34,405
Equity Office Properties Trust                                 2,700                 149,985
FelCor Lodging Trust, Inc.                                     1,000                  22,070
Hospitality Properties Trust                                   1,300                  63,440
iStar Financial, Inc.                                          1,700                  85,255
KKR Financial Corp.                                            1,300                  35,178
National Retail Properties, Inc.                                 700                  16,625
New Century Financial Corp.                                      800                  24,216
New Plan Excel Realty Trust                                    1,800                  52,416
Newcastle Investment Corp.                                       500                  16,210
NorthStar Realty Finance Corp.                                 1,600                  28,240
Pennsylvania Real Estate Investment Trust                        800                  34,160
Realty Income Corp.                                            1,500                  43,170
Redwood Trust, Inc.                                              500                  31,780
Senior Housing Properties Trust                                1,200                  31,176
Simon Property Group, Inc.                                       475                  54,335
Spirit Finance Corp.                                           2,000                  25,040
Ventas, Inc.                                                   1,600                  74,000
Weingarten Realty Investors                                    1,300                  64,363
                                                                                ------------
                                                                                   1,177,154
                                                                                ------------
REAL ESTATE MANAGEMENT - SERVICE (0.0%)
Jones Lang LaSalle, Inc.                                         200                  20,900
                                                                                ------------
ROAD & RAIL (0.9%)
Burlington Northern Santa Fe Corp.                             2,750                 220,990
Celadon Group, Inc. (b)                                        1,650                  27,704
CSX Corp.                                                      3,900                 143,481
J.B. Hunt Transport Services, Inc.                             5,400                 135,702
Norfolk Southern Corp.                                         2,740                 136,041
Ryder System, Inc.                                             3,200                 174,528
Union Pacific Corp.                                            5,200                 525,200
                                                                                ------------
                                                                                   1,363,646
                                                                                ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.9%)
Advanced Energy Industries, Inc. (b)                           1,500                  25,995
Altera Corp. (b)                                               3,900                  78,195
Analog Devices, Inc.                                             800                  26,200
Applied Materials, Inc.                                       13,400                 237,582
Applied Micro Circuits Corp. (b)                              11,800                  40,592
Atmel Corp. (b)                                                5,500                  32,890
Broadcom Corp. (b)                                            17,200                 549,024
Brooks Automation, Inc. (b)                                    2,300                  32,016
Cypress Semiconductor Corp. (b)                                2,900                  53,505
Fairchild Semiconductor International, Inc. (b)                1,700                  30,277

STEWARD FUNDS, INC.
STEWARD MULTI-MANAGER EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES               VALUE
                                                           ---------            ------------
Integrated Device Technology, Inc. (b)                        15,300            $    231,489
Intel Corp.                                                    7,590                 159,086
International Rectifier Corp. (b)                                700                  29,211
Intersil Corp., Class A                                        2,700                  63,612
Lam Research Corp. (b)                                         1,500                  68,715
Lattice Semiconductor Corp. (b)                                  400                   2,344
LSI Logic Corp. (b)                                            8,300                  78,020
Marvell Technology Group Ltd. (b)                             10,729                 196,233
MKS Instruments, Inc. (b)                                      1,700                  37,179
National Semiconductor Corp.                                  35,900                 830,367
ON Semiconductor Corp. (b)                                     5,000                  41,800
Photronics, Inc. (b)                                             300                   4,998
Power Integrations, Inc. (b)                                   7,800                 176,904
QLogic Corp. (b)                                               1,700                  31,110
RF Micro Devices, Inc. (b)                                     5,500                  42,460
Silicon Image, Inc. (b)                                          900                  10,881
Silicon Storage Technology, Inc. (b)                           1,100                   5,478
Skyworks Solutions, Inc. (b)                                   6,200                  40,734
Spansion, Inc., Class A (b)                                      300                   3,849
Teradyne, Inc. (b)                                             4,700                  70,030
Texas Instruments, Inc.                                       40,100               1,250,720
TriQuint Semiconductor, Inc. (b)                               5,400                  25,380
Zoran Corp. (b)                                                3,700                  51,689
                                                                                ------------
                                                                                   4,558,565
                                                                                ------------
SOFTWARE (4.2%)
Blackbaud, Inc.                                                  400                   9,588
BMC Software, Inc. (b)                                         6,100                 209,779
Cadence Design Systems, Inc. (b)                               7,100                 134,190
Electronic Arts, Inc. (b)                                     31,920               1,596,000
Epicor Software Corp. (b)                                     11,300                 156,505
Hyperion Solutions Corp. (b)                                     600                  25,332
Microsoft Corp.                                              133,536               4,120,921
Oracle Corp. (b)                                              10,260                 176,062
Symantec Corp. (b)                                             1,500                  26,565
Synopsys, Inc. (b)                                             5,400                 143,640
                                                                                ------------
                                                                                   6,598,582
                                                                                ------------
SPECIALTY RETAIL (3.7%)
Aaron Rents, Inc.                                              1,100                  32,472
Abercrombie & Fitch Co., Class A                                 500                  39,770
Advance Auto Parts, Inc.                                       9,000                 341,550
Aeropostale, Inc. (b)                                          2,800                 100,632
AnnTaylor Stores Corp. (b)                                     2,700                  93,150
AutoNation, Inc. (b)                                           2,100                  47,145
Barnes & Noble, Inc.                                           2,100                  81,753
Charlotte Russe Holding, Inc. (b)                              1,100                  33,605
Circuit City Stores, Inc.                                      2,900                  59,189
Coldwater Creek, Inc. (b)                                      1,500                  27,975
Dress Barn, Inc. (b)                                           3,800                  85,386
Foot Locker, Inc.                                              8,100                 181,764
GameStop Corp., Class A (b)                                      800                  42,744
Gap, Inc.                                                     27,400                 525,258
Genesco, Inc. (b)                                              1,000                  39,390
Group 1 Automotive, Inc.                                         600                  31,800
Guess?, Inc. (b)                                               1,300                  93,743
Limited Brands                                                 8,000                 223,520
Lowe's Cos., Inc.                                             10,300                 347,213
Men's Wearhouse, Inc.                                          2,200                  94,468
Office Depot, Inc. (b)                                         6,600                 246,774
Pacific Sunwear of California, Inc. (b)                        1,200                  23,520
RadioShack Corp.                                               2,900                  64,090
Rent-A-Center, Inc. (b)                                        2,000                  58,920

STEWARD FUNDS, INC.
STEWARD MULTI-MANAGER EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES               VALUE
                                                           ---------            ------------
Ross Stores, Inc.                                              1,700            $     55,063
Select Comfort Corp. (b)                                      19,900                 366,956
Sherwin-Williams Co.                                           1,410                  97,431
Sonic Automotive, Inc., Class A                                  800                  25,080
Stage Stores, Inc.                                               800                  25,672
Staples, Inc.                                                 38,500                 990,220
TJX Cos., Inc.                                                15,700                 464,249
Urban Outfitters, Inc. (b)                                    34,600                 844,240
                                                                                ------------
                                                                                   5,784,742
                                                                                ------------
TEXTILES APPAREL & LUXURY GOODS (0.8%)
Coach, Inc. (b)                                                6,100                 279,745
Columbia Sportswear Co.                                          500                  32,420
Hanesbrands, Inc. (b)                                            558                  14,274
Jones Apparel Group, Inc.                                      5,600                 191,296
K-Swiss, Inc, Class A                                            700                  22,134
Kellwood Co.                                                     900                  29,520
Liz Claiborne, Inc.                                            3,400                 150,960
NIKE, Inc.                                                     2,450                 242,085
Steven Madden, Ltd.                                              900                  26,748
The Talbots, Inc.                                              2,800                  66,080
V.F. Corp.                                                     1,900                 144,153
                                                                                ------------
                                                                                   1,199,415
                                                                                ------------
THRIFTS & MORTGAGE FINANCE (1.7%)
Astoria Financial Corp.                                        4,200                 124,278
BankUnited Financial Corp., Class A                            2,100                  57,939
Brookline Bancorp, Inc.                                        9,000                 119,790
Corus Bankshares, Inc.                                         3,900                  83,070
Countrywide Financial Corp.                                    6,000                 260,880
Federal Home Loan Mortgage Corp.                               5,930                 385,035
Federal National Mortgage Assoc.                              13,310                 752,414
FirstFed Financial Corp. (b)                                     400                  27,580
IndyMac Bancorp, Inc.                                          1,300                  50,557
MGIC Investment Corp.                                          6,100                 376,492
New York Community Bancorp, Inc.                               5,200                  87,828
Washington Mutual, Inc.                                        9,700                 432,523
                                                                                ------------
                                                                                   2,758,386
                                                                                ------------
TRADING COMPANIES & DISTRIBUTORS (0.7%)
Beacon Roofing Supply, Inc. (b)                               15,800                 329,272
H&E Equipment Services, Inc. (b)                               1,100                  25,894
Rush Enterprises, Inc., Class A (b)                            5,000                  91,600
United Rentals, Inc. (b)                                       2,400                  61,800
W.W. Grainger, Inc.                                            1,730                 134,335
Watsco, Inc.                                                   5,000                 255,100
Williams Scotsman International, Inc. (b)                      7,400                 149,628
                                                                                ------------
                                                                                   1,047,629
                                                                                ------------
WIRELESS TELECOMMUNICATION SERVICES (0.5%)
ALLTEL Corp.                                                     800                  49,032
Sprint Corp.                                                  32,710                 583,219
Vodafone Group PLC, Sponsored ADR                              5,785                 170,021
                                                                                ------------
                                                                                     802,272
                                                                                ------------
TOTAL COMMON STOCKS (COST $122,425,754)                                          148,171,343
                                                                                ------------

TIME DEPOSIT (6.2%)
State Street Bank Euro Dollar Time Deposit +               9,765,000               9,765,000
                                                                                ------------
TOTAL TIME DEPOSIT (COST $9,765,000)                                               9,765,000
                                                                                ------------

STEWARD FUNDS, INC.
STEWARD MULTI-MANAGER EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES               VALUE
                                                           ---------            ------------
TREASURY BILLS (0.3%)
U.S. Treasury Bill, 4.85%, 3/15/07 (c) +                     500,000            $    497,114
                                                                                ------------
TOTAL TREASURY BILLS (COST $497,208)                                                 497,114
                                                                                ------------

TOTAL INVESTMENTS (COST $132,687,962) (a) - 100.0%                              $158,433,457
                                                                                ============

FUTURES CONTRACTS

                                                                Notional         Unrealized
                                                                Value at        Appreciation/
Number of          Description                Expiration        1/31/07        (Depreciation)
Contracts     Long Futures Outstanding           Date            (USD)             (USD)
---------------------------------------------------------------------------------------------
    1         NASDAQ 100 Futures Index         3/16/07           180,250          (2,460)
   84         S&P 500 E-Mini Index             3/16/07         6,060,600          68,400
   11         S&P 400 E-Mini Index             3/16/07           920,590          16,486
    8         S&P 500 Futures Index            3/16/07         2,886,000          40,005

--------------

Percentages indicated are based on net assets as of January 31, 2007.

(a) Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation                      $27,202,716
Unrealized depreciation                       (2,243,191)
                                             -----------
Net unrealized appreciation                  $24,959,525
                                             ===========

(b)   Represents non-income producing security.
(c)   Rate shown represents the rate as of January 31, 2007.
ADR - American Depository Receipts
PLC - Public Liability Co.
+   - All or a portion of this security is segregated with the custodian for futures contracts.

See notes to schedule of portfolio investments.

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                ---------                     -----------
COMMON STOCKS (98.7%)

AEROSPACE & DEFENSE (2.3%)
AAR Corp. (b)                                                       1,050                     $    31,280
Alliant Techsystems, Inc. (b)                                         540                          43,740
Applied Signal Technology, Inc.                                       460                           6,721
Armor Holdings, Inc. (b)                                              780                          47,190
Boeing Co.                                                          3,160                         283,010
Ceradyne, Inc. (b)                                                    690                          37,315
Cubic Corp.                                                           560                          11,704
Curtiss-Wright Corp.                                                1,230                          46,961
DRS Technologies, Inc.                                                691                          38,281
EDO Corp.                                                             640                          14,861
Esterline Technologies Corp. (b)                                      690                          27,579
GenCorp., Inc. (b)                                                  1,550                          23,188
General Dynamics Corp.                                              1,660                         129,729
Goodrich Corp.                                                        470                          23,039
Honeywell International, Inc.                                       3,160                         144,380
Kaman Corp.                                                           610                          13,902
L-3 Communications Holdings, Inc.                                     510                          41,993
Lockheed Martin Corp.                                               1,510                         146,757
Moog, Inc. (b)                                                      1,090                          42,499
Northrop Grumman Corp.                                              1,470                         104,282
Precision Castparts Corp.                                           2,430                         216,003
Raytheon Co.                                                        1,730                          89,787
Rockwell Collins, Inc.                                                620                          42,290
Sequa Corp. (b)                                                       130                          16,379
Teledyne Technologies, Inc. (b)                                       930                          35,480
Triumph Group, Inc.                                                   420                          23,604
United Technologies Corp.                                           3,990                         271,400
                                                                                              -----------
                                                                                                1,953,354
                                                                                              -----------
AIR FREIGHT & LOGISTICS (1.0%)
C.H. Robinson Worldwide, Inc.                                       3,050                         162,260
EGL, Inc. (b)                                                         830                          31,631
Expeditors International of Washington, Inc.                        3,700                         157,953
FedEx Corp.                                                         1,250                         138,000
Forward Air Corp.                                                     845                          26,516
Hub Group, Inc., Class A (b)                                        1,150                          34,339
United Parcel Service, Inc., Class B                                4,360                         315,141
                                                                                              -----------
                                                                                                  865,840
                                                                                              -----------
AIRLINES (0.2%)
AirTran Holdings, Inc. (b)                                          1,710                          18,930
Alaska Air Group, Inc. (b)                                            780                          33,423
Frontier Airlines Holdings, Inc. (b)                                1,130                           8,396
JetBlue Airways Corp. (b)                                           3,105                          42,476
Mesa Air Group, Inc. (b)                                              980                           7,340
SkyWest, Inc.                                                       2,000                          54,280
Southwest Airlines Co.                                              3,430                          51,793
                                                                                              -----------
                                                                                                  216,638
                                                                                              -----------
AUTO COMPONENTS (0.4%)
ArvinMeritor, Inc.                                                  1,330                          25,603
Bandag, Inc.                                                          180                           9,171
BorgWarner, Inc.                                                      980                          67,169

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                ---------                     -----------
Drew Industries, Inc. (b)                                             400                     $    11,076
Gentex Corp.                                                        3,240                          56,668
Goodyear Tire & Rubber Co. (b)                                        700                          17,283
Johnson Controls, Inc.                                                830                          76,742
Lear Corp.                                                          1,150                          38,939
LKQ Corp. (b)                                                       1,300                          27,846
Modine Manufacturing Co.                                              690                          18,050
Standard Motor Products, Inc.                                         620                           9,808
Superior Industries International, Inc.                               740                          15,074
                                                                                              -----------
                                                                                                  373,429
                                                                                              -----------
AUTOMOBILES (0.3%)
Coachmen Industries, Inc.                                             470                           5,076
Fleetwood Enterprises, Inc. (b)                                     1,820                          16,762
Ford Motor Co.                                                      7,120                          57,886
General Motors Corp.                                                2,110                          69,292
Harley-Davidson, Inc.                                               1,080                          73,731
Monaco Coach Corp.                                                    820                          12,366
Thor Industries, Inc.                                                 610                          25,779
Winnebago Industries, Inc.                                            860                          28,844
                                                                                              -----------
                                                                                                  289,736
                                                                                              -----------
BEVERAGES (1.1%)
Coca-Cola Co.                                                       8,260                         395,488
Coca-Cola Enterprises, Inc.                                         1,690                          34,679
Hansen Natural Corp. (b)                                            1,130                          43,042
Pepsi Bottling Group, Inc.                                            890                          28,151
PepsiAmericas, Inc.                                                 1,630                          35,942
PepsiCo, Inc.                                                       6,740                         439,717
                                                                                              -----------
                                                                                                  977,019
                                                                                              -----------
BIOTECHNOLOGY (1.3%)
Amgen, Inc. (b)                                                     4,760                         334,960
ArQule, Inc. (b)                                                    1,090                           7,140
Biogen Idec, Inc. (b)                                               1,440                          69,610
Celgene Corp. (b)                                                   1,520                          81,593
Cephalon, Inc. (b)                                                  1,150                          83,271
Digene Corp. (b)                                                      670                          34,472
Genzyme Corp. (b)                                                   1,150                          75,590
Gilead Sciences, Inc. (b)                                           1,950                         125,423
Martek Biosciences Corp. (b)                                          650                          15,152
Medimmune, Inc. (b)                                                 1,100                          38,126
Millennium Pharmaceuticals, Inc. (b)                                6,170                          68,487
PDL BioPharma, Inc. (b)                                             2,260                          46,353
PerkinElmer, Inc.                                                     530                          12,651
Regeneron Pharmaceuticals, Inc. (b)                                 1,620                          32,222
Savient Pharmaceuticals, Inc. (b)                                   2,150                          32,100
Vertex Pharmaceuticals, Inc. (b)                                    2,290                          80,951
                                                                                              -----------
                                                                                                1,138,101
                                                                                              -----------
BUILDING PRODUCTS (0.3%)
American Standard Cos., Inc.                                          660                          32,597
Apogee Enterprises, Inc.                                              800                          15,224
ElkCorp                                                               560                          24,282
Griffon Corp. (b)                                                     840                          21,638
Lennox International, Inc.                                          1,720                          52,185
Masco Corp.                                                         1,740                          55,663
NCI Building Systems, Inc. (b)                                        520                          29,598
Simpson Manufacturing Co., Inc.                                     1,060                          34,673
Universal Forest Products, Inc.                                       440                          21,516
                                                                                              -----------
                                                                                                  287,376
                                                                                              -----------
CAPITAL MARKETS (3.1%)
A.G. Edwards, Inc.                                                  1,340                          88,721
Ameriprise Financial, Inc.                                            966                          56,955

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                ---------                     -----------
Bank of New York Co., Inc.                                          3,330                     $   133,233
Bear Stearns Cos., Inc.                                               480                          79,128
Charles Schwab Corp.                                                4,730                          89,492
E*TRADE Financial Corp. (b)                                         1,600                          39,008
Eaton Vance Corp.                                                   2,460                          84,378
Federated Investors, Inc.                                             440                          15,536
Franklin Resources, Inc.                                              730                          86,950
Goldman Sachs Group, Inc.                                           1,695                         359,610
Investment Technology Group, Inc. (b)                               1,190                          51,884
Investors Financial Services Corp.                                  1,180                          55,189
Janus Capital Group, Inc.                                             870                          17,818
Jefferies Group, Inc.                                               1,980                          58,331
LaBranche & Co., Inc. (b)                                           1,650                          15,477
Legg Mason, Inc.                                                      550                          57,668
Lehman Brothers Holdings, Inc.                                      2,120                         174,349
Mellon Financial Corp.                                              1,750                          74,795
Merrill Lynch & Co., Inc.                                           3,560                         333,074
Morgan Stanley                                                      4,240                         351,029
Northern Trust Corp.                                                  730                          44,348
Nuveen Investments, Inc., Class A                                   1,330                          65,835
Piper Jaffray Cos., Inc. (b)                                          540                          37,228
Raymond James Financial, Inc.                                       1,845                          58,892
SEI Investments Co.                                                 1,130                          70,433
State Street Corp.                                                  1,390                          98,760
SWS Group, Inc.                                                       780                          19,679
T. Rowe Price Group, Inc.                                             940                          45,111
Tradestation Group, Inc. (b)                                          520                           6,635
Waddell & Reed Financial, Inc., Class A                             1,510                          38,762
                                                                                              -----------
                                                                                                2,708,308
                                                                                              -----------
CHEMICALS (2.0%)
A. Schulman, Inc.                                                     800                          16,704
Air Products & Chemicals, Inc.                                        960                          71,674
Airgas, Inc.                                                        1,290                          53,690
Albemarle Corp.                                                       710                          55,366
Arch Chemicals, Inc.                                                  720                          24,286
Ashland, Inc.                                                         220                          15,301
Cabot Corp.                                                         1,200                          53,688
Chemtura Corp.                                                      4,283                          49,340
Cytec Industries, Inc.                                                690                          40,172
Dow Chemical Co.                                                    3,610                         149,959
E.I. Du Pont De Nemours & Co.                                       3,780                         187,336
Ecolab, Inc.                                                          830                          36,437
Ferro Corp.                                                           680                          14,491
FMC Corp.                                                             680                          52,938
Georgia Gulf Corp.                                                    980                          20,394
H.B. Fuller Co.                                                     1,720                          44,496
Hercules, Inc. (b)                                                    260                           5,099
International Flavors & Fragrances, Inc.                              420                          20,362
Lubrizol Corp.                                                      1,260                          64,915
Lyondell Chemical Co.                                               3,830                         121,105
MacDermid, Inc.                                                       770                          26,711
Material Sciences Corp. (b)                                           510                           6,028
Minerals Technologies, Inc.                                           320                          18,582
Monsanto Co.                                                        2,120                         116,791
Olin Corp.                                                          1,220                          20,545
OM Group, Inc. (b)                                                    760                          37,134
OMNOVA Solutions, Inc. (b)                                          1,230                           7,442
Penford Corp.                                                         240                           4,298
PolyOne Corp. (b)                                                   2,540                          18,618

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                ---------                     -----------
PPG Industries, Inc.                                                  670                     $    44,414
Praxair, Inc.                                                       1,320                          83,239
Quaker Chemical Corp.                                                 180                           3,994
Rohm & Haas Co.                                                       610                          31,757
RPM International, Inc.                                             1,910                          44,369
Sensient Technologies Corp.                                           790                          19,497
Sigma-Aldrich Corp.                                                   560                          21,252
The Scotts Miracle-Gro Co., Class A                                   840                          44,999
Tronox, Inc., Class B                                                 994                          14,174
Valspar Corp.                                                       1,860                          52,415
Wellman, Inc.                                                         940                           2,679
                                                                                              -----------
                                                                                                1,716,691
                                                                                              -----------
COMMERCIAL BANKS (4.4%)
Associated Banc-Corp                                                2,510                          85,641
Bank of Hawaii Corp.                                                  930                          48,686
BB&T Corp.                                                          2,340                          98,888
Boston Private Financial Holdings, Inc.                             1,020                          29,498
Cascade Bancorp                                                       460                          12,112
Cathay General Bancorp                                              1,010                          35,007
Central Pacific Financial Corp.                                       920                          35,954
Chittenden Corp.                                                    1,230                          37,466
City National Corp.                                                   670                          48,193
Colonial BancGroup, Inc.                                            2,500                          61,350
Comerica, Inc.                                                        590                          34,987
Commerce Bancorp, Inc.                                                790                          26,686
Community Bank System, Inc.                                           860                          19,488
Compass Bancshares, Inc.                                              520                          31,668
Cullen/Frost Bankers, Inc.                                            850                          45,501
East West Bancorp, Inc.                                             1,830                          70,272
Fifth Third Bancorp                                                 2,430                          96,957
First Bancorp                                                       2,610                          27,875
First Commonwealth Financial Corp.                                    120                           1,578
First Horizon National Corp.                                          650                          28,340
First Indiana Corp.                                                   180                           4,275
First Midwest Bancorp, Inc.                                         1,500                          56,310
First Republic Bank                                                   675                          36,261
FirstMerit Corp.                                                    1,360                          30,627
Glacier Bancorp, Inc.                                               1,215                          28,516
Greater Bay Bancorp                                                   940                          26,264
Hanmi Financial Corp.                                                 620                          12,698
Huntington Bancshares, Inc.                                           780                          18,158
Independent Bank Corp.                                                399                           8,806
Irwin Financial Corp.                                                 710                          15,499
KeyCorp                                                             1,690                          64,507
M&T Bank Corp.                                                        350                          42,459
Marshall & Ilsley Corp.                                               970                          45,648
Mercantile Bankshares Corp.                                         2,390                         112,593
Nara Bancorp, Inc.                                                    730                          14,330
National City Corp.                                                 3,185                         120,552
PNC Financial Services Group, Inc.                                  1,265                          93,319
PrivateBancorp, Inc.                                                  540                          20,191
Prosperity Bancshares, Inc.                                           700                          24,500
Provident Bankshares Corp.                                            980                          34,731
Regions Financial Corp.                                             3,072                         111,391
South Financial Group, Inc.                                         2,150                          55,556
Sterling Bancorp                                                      220                           4,092
Sterling Bancshares, Inc.                                           1,860                          22,413
Sterling Financial Corp.                                              975                          32,341
SunTrust Banks, Inc.                                                1,620                         134,621
Susquehanna Bancshares, Inc.                                        1,220                          30,793
SVB Financial Group (b)                                               620                          28,923

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                ---------                     -----------
Synovus Financial Corp.                                             1,180                     $    37,677
TCF Financial Corp.                                                 2,400                          60,912
U.S. Bancorp                                                        7,250                         258,099
UCBH Holdings, Inc.                                                 2,700                          50,625
Umpqua Holdings Corp.                                               1,570                          44,667
United Bankshares, Inc.                                             1,160                          42,363
Wachovia Corp.                                                      7,581                         428,326
Wells Fargo & Co.                                                  12,730                         457,261
Westamerica Bancorp                                                   520                          25,922
Whitney Holding Corp.                                               1,920                          60,749
Wilmington Trust Corp.                                              1,380                          57,863
Wintrust Financial Corp.                                              690                          31,595
Zions Bancorp                                                         480                          40,714
                                                                                              -----------
                                                                                                3,703,294
                                                                                              -----------
COMMERCIAL SERVICES & SUPPLIES (2.2%)
ABM Industries, Inc.                                                1,320                          34,109
ADESA, Inc.                                                         1,730                          50,205
Administaff, Inc.                                                     640                          26,202
Allied Waste Industries, Inc. (b)                                   1,280                          16,371
Angelica Corp.                                                        280                           7,507
Avery Dennison Corp.                                                  400                          27,344
Bowne & Co., Inc.                                                   1,420                          21,357
Brady Corp.                                                         1,490                          55,801
Brink's Co.                                                           860                          53,449
CDI Corp.                                                             450                          11,682
Central Parking Corp.                                                 800                          15,936
ChoicePoint, Inc. (b)                                               1,620                          62,354
Cintas Corp.                                                          560                          23,044
Coinstar, Inc. (b)                                                    840                          25,402
Consolidated Graphics, Inc. (b)                                       330                          20,460
Copart, Inc. (b)                                                    1,370                          40,333
Deluxe Corp.                                                        1,060                          31,715
Digitas, Inc. (b)                                                   1,620                          21,838
Dun & Bradstreet Corp. (b)                                          1,220                         103,699
G & K Services, Inc.                                                  610                          22,747
Healthcare Services Group                                             490                          14,171
Heidrick & Struggles International, Inc. (b)                          470                          20,525
Herman Miller, Inc.                                                 1,250                          47,000
HNI Corp.                                                             910                          44,171
John H. Harland Co.                                                   820                          41,312
Kelly Services, Inc.                                                  500                          15,505
Korn/Ferry International, Inc. (b)                                    710                          16,955
Labor Ready, Inc. (b)                                               1,540                          28,921
Manpower, Inc.                                                      1,540                         112,311
Mine Safety Appliances Co.                                            570                          21,860
Mobile Mini, Inc. (b)                                                 970                          25,792
Monster Worldwide, Inc. (b)                                           460                          22,729
Moody's Corp.                                                       1,040                          74,421
Navigant Consulting, Inc. (b)                                         870                          18,079
On Assignment, Inc. (b)                                               930                          12,006
Pitney Bowes, Inc.                                                  1,050                          50,264
R.R. Donnelley & Sons Co.                                           1,070                          39,697
Republic Services, Inc.                                             2,450                         105,962
Robert Half International, Inc.                                       680                          27,676
Rollins, Inc.                                                         830                          18,111
School Specialty, Inc. (b)                                            550                          21,423
Spherion Corp. (b)                                                  1,660                          13,662
Standard Register Co.                                               1,090                          13,767
Stericycle, Inc. (b)                                                  850                          65,450
Tetra Tech, Inc. (b)                                                1,840                          33,083
The Corporate Executive Board Co.                                     800                          72,583

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                ---------                     -----------
United Stationers, Inc. (b)                                           860                     $    43,826
Volt Information Sciences, Inc. (b)                                   345                          12,199
Waste Connections, Inc. (b)                                         1,470                          64,048
Waste Management, Inc.                                              2,570                          97,608
Watson Wyatt & Co. Holdings                                         1,220                          54,034
                                                                                              -----------
                                                                                                1,920,706
                                                                                              -----------
COMMUNICATIONS EQUIPMENT (2.3%)
ADC Telecommunications, Inc. (b)                                      570                           9,200
ADTRAN, Inc.                                                        1,270                          28,143
Andrew Corp. (b)                                                      920                           9,770
Avaya, Inc. (b)                                                     1,730                          22,196
Avocent Corp. (b)                                                     910                          31,431
Bel Fuse, Inc.                                                        350                          11,368
Belden CDT, Inc.                                                    1,160                          50,170
Black Box Corp.                                                       500                          20,540
Blue Coat Systems, Inc. (b)                                           490                          12,255
C-COR, Inc. (b)                                                     1,370                          18,755
CIENA Corp. (b)                                                       322                           9,045
Cisco Systems, Inc. (b)                                            23,340                         620,610
CommScope, Inc. (b)                                                 1,030                          33,279
Comtech Telecommunications Corp. (b)                                  580                          20,880
Comverse Technology, Inc. (b)                                         870                          16,835
Corning, Inc. (b)                                                   5,720                         119,205
CT Communications, Inc.                                               130                           3,176
Digi International, Inc. (b)                                          690                           8,570
Ditech Networks, Inc. (b)                                             690                           4,947
Dycom Industries, Inc. (b)                                            800                          18,104
F5 Networks, Inc. (b)                                                 770                          55,009
Harmonic, Inc. (b)                                                  2,130                          19,277
Harris Corp.                                                        2,410                         122,476
Inter-Tel, Inc.                                                       740                          16,746
JDS Uniphase Corp. (b)                                                680                          12,090
Juniper Networks, Inc. (b)                                          2,380                          43,126
Motorola, Inc.                                                      9,150                         181,628
NETGEAR, Inc. (b)                                                     950                          24,463
Network Equipment Technologies, Inc. (b)                              780                           7,036
PC-Tel, Inc. (b)                                                    1,320                          12,474
Plantronics, Inc.                                                     910                          17,927
Polycom, Inc. (b)                                                   1,630                          54,801
Powerwave Technologies, Inc. (b)                                    2,100                          12,264
QUALCOMM, Inc.                                                      6,390                         240,647
Symmetricom, Inc. (b)                                               1,330                          11,358
Tellabs, Inc. (b)                                                   1,664                          16,756
Tollgrade Communications, Inc. (b)                                    410                           4,125
UTStarcom, Inc. (b)                                                 1,940                          17,130
ViaSat, Inc. (b)                                                      740                          24,398
                                                                                              -----------
                                                                                                1,962,210
                                                                                              -----------
COMPUTERS & PERIPHERALS (2.6%)
Adaptec, Inc. (b)                                                   3,220                          11,592
Apple Computer, Inc. (b)                                            3,360                         288,053
Avid Technology, Inc. (b)                                           1,145                          42,365
Brocade Communications Systems, Inc. (b)                            1,620                          13,900
Dell, Inc. (b)                                                      8,630                         209,278
Diebold, Inc.                                                       1,240                          57,474
EMC Corp. (b)                                                      10,090                         141,159
Hewlett-Packard Co.                                                10,710                         463,528
Hutchinson Technology, Inc. (b)                                       860                          19,109
Imation Corp.                                                         630                          27,411

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                ---------                     -----------
International Business Machines Corp.                               6,090                     $   603,823
Komag, Inc. (b)                                                       830                          28,320
Lexmark International, Inc., Class A (b)                              480                          30,254
NCR Corp. (b)                                                         750                          35,543
Neoware, Inc. (b)                                                     610                           7,204
Network Appliance, Inc. (b)                                         1,480                          55,648
Novatel Wireless, Inc. (b)                                            680                           7,677
Palm, Inc. (b)                                                      1,760                          24,341
SanDisk Corp. (b)                                                     890                          35,778
Sun Microsystems, Inc. (b)                                         12,390                          82,270
Synaptics, Inc. (b)                                                   720                          19,483
Western Digital Corp. (b)                                           4,130                          80,948
                                                                                              -----------
                                                                                                2,285,158
                                                                                              -----------
CONSTRUCTION & ENGINEERING (0.6%)
EMCOR Group, Inc. (b)                                                 820                          47,084
Fluor Corp.                                                           390                          32,214
Granite Construction, Inc.                                            560                          29,994
Insituform Technologies, Inc. (b)                                     790                          22,049
Jacobs Engineering Group, Inc. (b)                                  1,060                          95,984
NVR, Inc. (b)                                                         130                          90,028
Quanta Services, Inc. (b)                                           2,120                          43,608
Shaw Group, Inc. (b)                                                2,220                          74,947
URS Corp. (b)                                                       1,320                          56,720
                                                                                              -----------
                                                                                                  492,628
                                                                                              -----------
CONSTRUCTION MATERIALS (0.3%)
Florida Rock Industries, Inc.                                         815                          40,302
Headwaters, Inc. (b)                                                1,160                          26,355
Martin Marietta Materials, Inc.                                       840                          96,954
Texas Industries, Inc.                                                620                          45,520
Vulcan Materials Co.                                                  410                          41,754
                                                                                              -----------
                                                                                                  250,885
                                                                                              -----------
CONSUMER FINANCE (0.7%)
American Express Co.                                                4,790                         278,875
AmeriCredit Corp. (b)                                               2,260                          61,336
Capital One Financial Corp.                                         1,658                         133,304
Cash America International, Inc.                                      830                          35,449
First Cash Financial Services, Inc. (b)                               440                          10,331
Rewards Network, Inc. (b)                                             720                           4,687
SLM Corp.                                                           1,540                          70,778
World Acceptance Corp. (b)                                            520                          22,885
                                                                                              -----------
                                                                                                  617,645
                                                                                              -----------
CONTAINERS & PACKAGING (0.4%)
AptarGroup, Inc.                                                      970                          59,180
Ball Corp.                                                            450                          20,844
Bemis Co., Inc.                                                       420                          14,242
Caraustar Industries, Inc. (b)                                        840                           6,686
Chesapeake Corp.                                                      550                           9,658
Myers Industries, Inc.                                                890                          15,326
Packaging Corp. of America                                          1,730                          39,513
Pactiv Corp. (b)                                                      600                          19,464
Rock-Tenn Co., Class A                                                940                          30,757
Sealed Air Corp.                                                      310                          20,429
Sonoco Products Co.                                                 1,750                          67,375
Temple-Inland, Inc.                                                   490                          24,471
                                                                                              -----------
                                                                                                  327,945
                                                                                              -----------
DISTRIBUTORS (0.1%)
Audiovox Corp. (b)                                                    680                          10,486
Building Materials Holding Corp.                                      770                          18,349
Genuine Parts Co.                                                     760                          36,115

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                ---------                     -----------
Keystone Automotive Industries, Inc. (b)                              360                     $    12,906
                                                                                              -----------
                                                                                                   77,856
                                                                                              -----------
DIVERSIFIED CONSUMER SERVICES (0.5%)
Apollo Group, Inc., Class A (b)                                       470                          20,398
Bright Horizons Family Solutions, Inc. (b)                            550                          21,544
Career Education Corp. (b)                                          1,700                          48,738
Corinthian Colleges, Inc. (b)                                       1,600                          20,896
DeVry, Inc.                                                         1,220                          34,355
H&R Block, Inc.                                                     1,520                          37,392
ITT Educational Services, Inc. (b)                                    580                          45,008
Laureate Education, Inc. (b)                                          890                          53,702
Pre-Paid Legal Services, Inc. (b)                                     330                          12,830
Regis Corp.                                                           850                          35,522
Sotheby's                                                             900                          33,372
Strayer Education, Inc.                                               280                          31,856
Universal Technical Institute, Inc. (b)                               690                          16,319
Vertrue, Inc. (b)                                                     300                          13,947
                                                                                              -----------
                                                                                                  425,879
                                                                                              -----------
DIVERSIFIED FINANCIAL SERVICES (3.3%)
Bank of America Corp.                                              17,559                         923,252
Chicago Mercantile Exchange Holdings, Inc.                            154                          86,748
CIT Group, Inc.                                                       760                          44,810
Citigroup, Inc.                                                    19,230                       1,060,150
Financial Federal Corp.                                               840                          24,024
JPMorgan Chase & Co.                                               13,540                         689,592
Portfolio Recovery Associates, Inc. (b)                               470                          20,431
                                                                                              -----------
                                                                                                2,849,007
                                                                                              -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.8%)
AT&T, Inc.                                                         24,407                         918,444
CenturyTel, Inc.                                                      470                          21,075
Cincinnati Bell, Inc. (b)                                           4,040                          19,634
Citizens Communications Co.                                         1,380                          20,231
Commonwealth Telephone Enterprises, Inc.                              640                          27,034
Embarq Corp.                                                          576                          31,974
General Communication, Inc. (b)                                     2,000                          30,920
Qwest Communications International, Inc. (b)                        6,710                          54,687
Verizon Communications, Inc.                                       11,300                         435,276
Windstream Corp.                                                    1,654                          24,607
                                                                                              -----------
                                                                                                1,583,882
                                                                                              -----------
ELECTRIC UTILITIES (1.8%)
Allegheny Energy, Inc. (b)                                            660                          30,703
ALLETE, Inc.                                                          890                          42,800
American Electric Power Co., Inc.                                   1,940                          84,448
Central Vermont Public Service Corp.                                  370                           9,265
Cleco Corp.                                                         1,400                          35,756
DPL, Inc.                                                           2,470                          70,840
Duquesne Light Holdings, Inc.                                       1,260                          25,213
Edison International                                                1,380                          62,072
El Paso Electric Co. (b)                                            1,410                          34,263
Entergy Corp.                                                       1,030                          95,636
Exelon Corp.                                                        2,790                         167,372
FirstEnergy Corp.                                                   1,380                          81,875
FPL Group, Inc.                                                     1,830                         103,670
Great Plains Energy, Inc.                                           1,460                          45,742
Green Mountain Power Corp.                                            190                           6,481

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                ---------                     -----------
Hawaiian Electric Industries, Inc.                                  1,360                     $    36,434
IDACORP, Inc.                                                         840                          31,038
Northeast Utilities                                                 2,410                          66,637
Pepco Holdings, Inc.                                                3,640                          93,111
Pinnacle West Capital Corp.                                           570                          27,810
PPL Corp.                                                           1,840                          65,504
Progress Energy, Inc.                                               1,270                          60,376
Sierra Pacific Resources (b)                                        3,500                          59,570
Southern Co.                                                        3,400                         124,202
UIL Holdings Corp.                                                    783                          30,388
Unisource Energy Corp.                                              1,050                          39,396
Westar Energy, Inc.                                                 1,550                          41,168
                                                                                              -----------
                                                                                                1,571,770
                                                                                              -----------
ELECTRICAL EQUIPMENT (0.8%)
A.O. Smith Corp.                                                      580                          22,243
Acuity Brands, Inc.                                                 1,190                          69,032
American Power Conversion Corp.                                       710                          21,825
AMETEK, Inc.                                                        1,875                          64,988
Baldor Electric Co.                                                   890                          31,435
C&D Technologies, Inc.                                                680                           3,672
Cooper Industries Ltd.                                                420                          38,384
Emerson Electric Co.                                                3,280                         147,501
Hubbell, Inc.                                                       1,070                          51,574
MagneTek, Inc. (b)                                                    890                           4,646
REGAL-BELOIT Corp.                                                    840                          42,269
Rockwell Automation, Inc.                                             680                          41,623
Roper Industries, Inc.                                              1,550                          80,475
Thomas & Betts Corp. (b)                                              900                          43,101
Vicor Corp.                                                           810                           8,594
Woodward Governor Co.                                                 840                          35,146
                                                                                              -----------
                                                                                                  706,508
                                                                                              -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.7%)
Aeroflex, Inc. (b)                                                  2,160                          25,834
Agilent Technologies, Inc. (b)                                      1,570                          50,240
Agilysys, Inc.                                                        930                          17,624
Amphenol Corp.                                                      1,590                         107,674
Anixter International, Inc. (b)                                       880                          48,638
Arrow Electronics, Inc. (b)                                         2,180                          76,844
Avnet, Inc. (b)                                                     2,290                          71,105
Bell Microproducts, Inc. (b)                                          820                           5,920
Benchmark Electronics, Inc. (b)                                     1,855                          42,016
Brightpoint, Inc. (b)                                               1,608                          17,704
CDW Corp.                                                           1,090                          69,945
Checkpoint Systems, Inc. (b)                                        1,260                          23,675
Cognex Corp.                                                        1,300                          28,366
Coherent, Inc. (b)                                                    860                          26,445
CTS Corp.                                                           1,000                          15,500
Daktronics, Inc.                                                      940                          32,496
Electro Scientific Industries, Inc. (b)                               850                          17,842
FLIR Systems, Inc. (b)                                              1,860                          57,493
Gerber Scientific, Inc. (b)                                           650                           8,015
Global Imaging Systems, Inc. (b)                                    1,560                          30,030
Ingram Micro, Inc. (b)                                              2,160                          42,142
Insight Enterprises, Inc. (b)                                       1,380                          28,055
Itron, Inc. (b)                                                       660                          38,042
Jabil Circuit, Inc.                                                   680                          16,313
Keithley Instruments, Inc.                                            510                           7,176
KEMET Corp. (b)                                                     1,520                          11,461
Littelfuse, Inc. (b)                                                  630                          19,776
LoJack Corp. (b)                                                      500                           8,965
Mercury Computer Systems, Inc. (b)                                    770                           9,948

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                ---------                     -----------
Methode Electronics, Inc.                                             980                     $    10,790
Molex, Inc.                                                           560                          16,458
MTS Systems Corp.                                                     540                          23,096
National Instruments Corp.                                          1,190                          34,284
Newport Corp. (b)                                                     770                          15,369
Park Electrochemical Corp.                                            570                          15,213
Paxar Corp. (b)                                                     1,260                          27,695
Photon Dynamics, Inc. (b)                                             660                           7,451
Planar Systems, Inc. (b)                                              420                           4,372
Plexus Corp. (b)                                                      830                          13,944
RadiSys Corp. (b)                                                     660                          11,095
Rogers Corp. (b)                                                      450                          23,256
Sanmina-SCI Corp. (b)                                               1,930                           6,755
ScanSource, Inc. (b)                                                  830                          24,352
Solectron Corp. (b)                                                 3,550                          11,538
Tech Data Corp. (b)                                                 1,050                          38,997
Technitrol, Inc.                                                    1,110                          24,442
Tektronix, Inc.                                                       410                          11,591
Trimble Navigation Ltd. (b)                                         1,470                          83,172
Vishay Intertechnology, Inc. (b)                                    3,320                          43,625
Waters Corp. (b)                                                      400                          22,676
X-Rite, Inc.                                                          610                           6,850
                                                                                              -----------
                                                                                                1,432,305
                                                                                              -----------
ENERGY EQUIPMENT & SERVICES (2.3%)
Atwood Oceanics, Inc. (b)                                             690                          33,375
Baker Hughes, Inc.                                                  1,290                          89,049
BJ Services Co.                                                     1,280                          35,405
Bristow Group, Inc. (b)                                               670                          25,025
Cameron International Corp. (b)                                     1,960                         102,899
CARBO Ceramics, Inc.                                                  535                          19,731
Dril-Quip, Inc. (b)                                                   490                          18,228
ENSCO International, Inc.                                             900                          45,783
FMC Technologies, Inc. (b)                                          1,190                          73,697
Grant Prideco, Inc. (b)                                             2,270                          88,939
Halliburton Co.                                                     3,920                         115,796
Hanover Compressor Co. (b)                                          1,550                          29,993
Helix Energy Solutions Group, Inc. (b)                              2,442                          78,559
Helmerich & Payne, Inc.                                             1,910                          51,245
Hydril Co. (b)                                                        490                          38,759
Input/Output, Inc. (b)                                              2,300                          31,487
Lone Star Technologies, Inc. (b)                                      790                          38,197
Lufkin Industries, Inc.                                               390                          23,342
Nabors Industries Ltd. (b)                                          1,280                          38,758
National-Oilwell, Inc. (b)                                            663                          40,204
Noble Corp.                                                           520                          38,974
Oceaneering International, Inc. (b)                                 1,430                          56,442
Patterson-UTI Energy, Inc.                                          3,020                          72,933
Pride International, Inc. (b)                                       2,940                          84,701
Rowan Cos., Inc.                                                      390                          12,827
Schlumberger Ltd.                                                   4,650                         295,228
SEACOR Holdings, Inc. (b)                                             560                          56,689
Smith International, Inc.                                             980                          38,886
TETRA Technologies, Inc. (b)                                        1,960                          45,394
Tidewater, Inc.                                                     1,000                          51,570
Transocean, Inc. (b)                                                1,160                          89,749
Unit Corp. (b)                                                      1,200                          58,176
W-H Energy Services, Inc. (b)                                         770                          34,943
Weatherford International Ltd. (b)                                  1,310                          52,898
                                                                                              -----------
                                                                                                2,007,881
                                                                                              -----------

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                ---------                     -----------
FOOD & STAPLES RETAILING (1.0%)
BJ's Wholesale Club, Inc. (b)                                       1,240                     $    37,870
Casey's General Stores, Inc.                                        1,440                          36,749
Costco Wholesale Corp.                                              1,780                         100,000
CVS Corp.                                                           3,110                         104,652
Great Atlantic & Pacific Tea Co., Inc.                                690                          19,920
Kroger Co.                                                          2,850                          72,960
Longs Drug Stores Corp.                                               740                          31,820
Nash Finch Co.                                                        430                          12,418
Performance Food Group Co. (b)                                      1,100                          32,626
Ruddick Corp.                                                         780                          21,684
Safeway, Inc.                                                       1,890                          68,097
SUPERVALU, Inc.                                                       820                          31,144
Sysco Corp.                                                         2,620                          90,521
United Natural Foods, Inc. (b)                                      1,280                          42,291
Walgreen Co.                                                        3,850                         174,405
Whole Foods Market, Inc.                                              570                          24,618
                                                                                              -----------
                                                                                                  901,775
                                                                                              -----------
FOOD PRODUCTS (1.4%)
Archer-Daniels-Midland Co.                                          2,490                          79,680
Campbell Soup Co.                                                   1,140                          43,867
ConAgra Foods, Inc.                                                 2,170                          55,791
Corn Products International, Inc.                                   2,110                          72,268
Dean Foods Co. (b)                                                    680                          30,090
Delta and Pine Land Co.                                             1,070                          43,549
Flowers Foods, Inc.                                                 1,800                          50,616
General Mills, Inc.                                                 1,660                          95,018
H.J. Heinz Co.                                                      1,550                          73,036
Hain Celestial Group, Inc. (b)                                      1,170                          34,398
Hershey Foods Corp.                                                   810                          41,342
Hormel Foods Corp.                                                  1,650                          62,535
J & J Snack Foods Corp.                                               520                          21,466
J.M. Smucker Co.                                                    1,150                          54,614
Kellogg Co.                                                         1,240                          61,095
Lancaster Colony Corp.                                                520                          22,745
Lance, Inc.                                                           890                          18,930
Mannatech, Inc.                                                       160                           2,581
McCormick & Co., Inc.                                                 590                          23,034
Peet's Coffee & Tea, Inc. (b)                                         470                          12,150
Ralcorp Holdings, Inc. (b)                                            760                          42,058
Sanderson Farms, Inc.                                                 470                          14,861
Sara Lee Corp.                                                      3,080                          52,822
Smithfield Foods, Inc. (b)                                          1,940                          50,944
Tootsie Roll Industries, Inc.                                         793                          25,154
TreeHouse Foods, Inc. (b)                                           1,016                          30,287
Tyson Foods, Inc., Class A                                          1,580                          28,045
Wm. Wrigley Jr. Co.                                                 1,020                          52,550
                                                                                              -----------
                                                                                                1,195,526
                                                                                              -----------
GAS UTILITIES (1.2%)
AGL Resources, Inc.                                                 1,500                          58,950
Atmos Energy Corp.                                                  2,360                          73,726
Cascade Natural Gas Corp.                                             350                           9,104
Energen Corp.                                                       2,070                          95,800
Equitable Resources, Inc.                                           2,420                         104,664
Laclede Group, Inc.                                                   590                          19,163
National Fuel Gas Co.                                               1,400                          56,966
New Jersey Resources Corp.                                            880                          41,008
Nicor, Inc.                                                           170                           7,735
Northwest Natural Gas Co.                                             710                          28,890
ONEOK, Inc.                                                         2,130                          91,398
Peoples Energy Corp.                                                  180                           7,839
Piedmont Natural Gas Co., Inc.                                      2,130                          54,975

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                ---------                     -----------
Questar Corp.                                                         410                     $    33,292
South Jersey Industries, Inc.                                         700                          23,128
Southern Union Co.                                                  2,880                          80,093
Southwest Gas Corp.                                                   930                          36,503
Spectra Energy Corp. (b)                                            2,423                          63,289
UGI Corp.                                                           3,480                          95,387
WGL Holdings, Inc.                                                    790                          24,988
                                                                                              -----------
                                                                                                1,006,898
                                                                                              -----------
HEALTH CARE EQUIPMENT & SUPPLIES (3.0%)
Advanced Medical Optics, Inc. (b)                                   1,107                          40,682
Allscripts Healthcare Solutions, Inc. (b)                           1,180                          36,108
American Medical Systems Holdings, Inc. (b)                         2,120                          42,188
Analogic Corp.                                                        420                          24,662
ArthroCare Corp. (b)                                                  760                          28,044
Bausch & Lomb, Inc.                                                   230                          12,806
Baxter International, Inc.                                          2,660                         132,096
Beckman Coulter, Inc.                                               1,180                          76,134
BioLase Technology, Inc. (b)                                          740                           6,364
Biomet, Inc.                                                        1,160                          49,138
Biosite, Inc. (b)                                                     540                          29,095
Boston Scientific Corp. (b)                                         4,847                          89,427
C.R. Bard, Inc.                                                       520                          42,910
CONMED Corp. (b)                                                      910                          22,022
Cooper Cos., Inc.                                                   1,270                          60,579
Cyberonics, Inc. (b)                                                  680                          14,328
Cytyc Corp. (b)                                                     2,230                          64,492
Datascope Corp.                                                       450                          16,623
DENTSPLY International, Inc.                                        3,080                          94,987
DJ Orthopedics, Inc. (b)                                              670                          27,738
Edwards Lifesciences Corp. (b)                                      1,170                          59,857
Gen-Probe, Inc. (b)                                                   960                          49,651
Greatbatch, Inc. (b)                                                  720                          21,161
Haemonetics Corp. (b)                                                 800                          38,592
Hillenbrand Industries, Inc.                                        1,180                          67,272
Hologic, Inc. (b)                                                   1,430                          79,437
Hospira, Inc. (b)                                                     640                          23,539
ICU Medical, Inc. (b)                                                 470                          18,542
IDEXX Laboratories, Inc. (b)                                          900                          77,229
Immucor, Inc. (b)                                                   1,935                          61,030
Integra LifeSciences Holdings (b)                                     600                          25,830
Intuitive Surgical, Inc. (b)                                          700                          68,887
Invacare Corp.                                                      1,020                          22,022
Kensey Nash Corp. (b)                                                 400                          12,672
Medtronic, Inc.                                                     4,590                         245,336
Mentor Corp.                                                        1,130                          57,619
Meridian Bioscience Inc.                                              410                          12,157
Merit Medical Systems, Inc. (b)                                       750                          11,820
Osteotech, Inc. (b)                                                   480                           2,630
Palomar Medical Technologies, Inc. (b)                                500                          24,880
PolyMedica Corp.                                                      710                          28,428
Possis Medical, Inc. (b)                                              540                           7,279
ResMed, Inc. (b)                                                    1,430                          75,189
Respironics, Inc. (b)                                               2,170                          92,442
St. Jude Medical, Inc. (b)                                          1,370                          58,581
STERIS Corp.                                                        1,280                          33,075
Stryker Corp.                                                       1,260                          78,044
SurModics, Inc. (b)                                                   530                          19,059
Techne Corp. (b)                                                      810                          47,012

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                ---------                     -----------
Theragenics Corp. (b)                                                 920                     $     4,554
Varian Medical Systems, Inc. (b)                                    2,330                         107,483
Varian, Inc. (b)                                                      590                          31,571
Ventana Medical Systems, Inc. (b)                                     550                          23,155
Viasys Healthcare, Inc. (b)                                           980                          28,841
Vital Signs, Inc.                                                     230                          11,960
Zimmer Holdings, Inc. (b)                                           1,040                          87,589
                                                                                              -----------
                                                                                                2,624,848
                                                                                              -----------
HEALTH CARE PROVIDERS & SERVICES (2.9%)
Aetna, Inc.                                                         2,110                          88,958
Amedisys, Inc. (b)                                                    680                          21,978
AMERIGROUP Corp. (b)                                                1,490                          54,027
AmerisourceBergen Corp.                                             1,040                          54,475
AMN Healthcare Services, Inc. (b)                                     710                          18,375
AmSurg Corp. (b)                                                      910                          20,020
Apria Healthcare Group, Inc. (b)                                      900                          24,993
Cardinal Health, Inc.                                               1,780                         127,128
Caremark Rx, Inc.                                                   1,700                         104,142
Centene Corp. (b)                                                   1,210                          30,153
Chemed Corp.                                                          720                          26,280
CIGNA Corp.                                                           420                          55,608
Community Health Systems, Inc. (b)                                  1,910                          68,283
Coventry Health Care, Inc. (b)                                        656                          33,817
Cross Country Healthcare, Inc. (b)                                    820                          18,499
CryoLife, Inc. (b)                                                    830                           6,980
Express Scripts, Inc. (b)                                             570                          39,626
Genesis HealthCare Corp. (b)                                          610                          37,344
Gentiva Health Services, Inc. (b)                                     680                          13,464
Health Net, Inc. (b)                                                2,130                         103,752
Healthways, Inc. (b)                                                  970                          44,048
Henry Schein, Inc. (b)                                              1,720                          87,324
Hooper Holmes, Inc. (b)                                             1,840                           6,201
Humana, Inc. (b)                                                      670                          37,185
inVentiv Health Inc. (b)                                              860                          30,177
Laboratory Corp. of America Holdings (b)                              570                          41,861
LCA-Vision, Inc.                                                      605                          23,426
LifePoint Hospitals, Inc. (b)                                       1,114                          37,854
Lincare Holdings, Inc. (b)                                          1,850                          72,798
Manor Care, Inc.                                                      370                          19,699
Matria Healthcare, Inc. (b)                                           610                          16,854
McKesson Corp.                                                      1,300                          72,475
Medco Health Solutions, Inc. (b)                                    1,210                          71,644
Odyssey Healthcare, Inc. (b)                                        1,130                          14,023
Omnicare, Inc.                                                      2,160                          86,810
Owens & Minor, Inc.                                                 1,230                          41,144
Patterson Cos., Inc. (b)                                              730                          27,455
Pediatrix Medical Group, Inc. (b)                                   1,390                          73,031
Psychiatric Solutions, Inc. (b)                                       890                          34,657
Quest Diagnostics, Inc.                                               700                          36,736
RehabCare, Inc. (b)                                                   500                           7,590
Sierra Health Services, Inc. (b)                                    1,530                          61,506
Sunrise Senior Living, Inc. (b)                                     1,310                          46,846
United Surgical Partners International, Inc. (b)                    1,325                          40,373
UnitedHealth Group, Inc.                                            5,294                         276,663
USANA Health Sciences, Inc. (b)                                       400                          21,232
VCA Antech, Inc. (b)                                                1,570                          52,783
WellPoint, Inc. (b)                                                 2,590                         203,004
                                                                                              -----------
                                                                                                2,533,301
                                                                                              -----------

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                ---------                     -----------
HEALTH CARE TECHNOLOGY (0.0%)
Dendrite International, Inc. (b)                                    1,350                     $    14,729
                                                                                              -----------
HOTELS, RESTAURANTS & LEISURE (1.5%)
Applebee's International, Inc.                                      1,490                          37,608
Bob Evans Farms, Inc.                                                 670                          22,760
Brinker International, Inc.                                         2,310                          72,880
California Pizza Kitchen, Inc. (b)                                    300                          10,695
CBRL Group, Inc.                                                      620                          29,072
CEC Entertainment, Inc. (b)                                         1,030                          43,559
Cheesecake Factory (b)                                              1,595                          44,070
CKE Restaurants, Inc.                                               1,180                          23,329
Darden Restaurants, Inc.                                              590                          23,093
IHOP Corp.                                                            470                          25,004
International Speedway Corp.                                          670                          34,994
Jack in the Box, Inc. (b)                                           1,000                          61,790
Marcus Corp.                                                          980                          23,432
Marriott International, Inc.                                        1,520                          73,172
McDonald's Corp.                                                    5,000                         221,749
O'Charley's, Inc. (b)                                                 670                          14,231
OSI Restaurant Partners, Inc.                                       1,310                          51,732
P.F. Chang's China Bistro, Inc. (b)                                   750                          29,708
Panera Bread Co. (b)                                                  850                          50,116
Papa John's International, Inc. (b)                                   780                          21,544
RARE Hospitality International, Inc. (b)                            1,100                          34,694
Red Robin Gourmet Burgers, Inc. (b)                                   400                          14,300
Ruby Tuesday, Inc.                                                  1,220                          34,904
Sonic Corp. (b)                                                     2,535                          56,302
Starbucks Corp. (b)                                                 3,020                         105,518
Steak n Shake Co. (b)                                                 830                          14,641
Triarc Cos., Inc., Class B                                          2,040                          39,882
Wendy's International, Inc.                                           460                          15,622
Wyndham Worldwide Corp. (b)                                           760                          23,712
YUM! Brands, Inc.                                                   1,210                          72,612
                                                                                              -----------
                                                                                                1,326,725
                                                                                              -----------
HOUSEHOLD DURABLES (1.0%)
American Greetings Corp.                                            1,320                          31,706
Bassett Furniture Industries, Inc.                                    350                           5,544
Beazer Homes USA, Inc.                                                650                          28,282
Black & Decker Corp.                                                  290                          25,311
Blyth, Inc.                                                           650                          13,514
Centex Corp.                                                          440                          23,624
Champion Enterprises, Inc. (b)                                      2,340                          19,211
D. R. Horton, Inc.                                                  1,056                          30,687
Ethan Allen Interiors, Inc.                                           940                          35,410
Furniture Brands International, Inc.                                  880                          14,670
Harman International Industries, Inc.                                 310                          29,317
Hovnanian Enterprises, Inc. (b)                                       630                          20,973
Interface, Inc. (b)                                                 1,520                          23,134
KB HOME                                                               260                          14,097
La-Z-Boy, Inc.                                                      1,400                          18,032
Leggett & Platt, Inc.                                                 760                          18,422
Lennar Corp., Class A                                                 500                          27,190
Lenox Group, Inc. (b)                                                 340                           1,278
Libbey, Inc.                                                          380                           4,522
M.D.C. Holdings, Inc.                                                 591                          34,438
M/I Homes, Inc.                                                       320                          11,546
Meritage Homes Corp. (b)                                              550                          24,448
Mohawk Industries, Inc. (b)                                           970                          79,947
National Presto Industries, Inc.                                      120                           7,536
Newell Rubbermaid, Inc.                                             1,120                          33,085
Pulte Homes, Inc.                                                     780                          26,785

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                ---------                     -----------
Russ Berrie & Co., Inc. (b)                                           670                     $     9,916
Ryland Group, Inc.                                                    730                          41,011
Skyline Corp.                                                         180                           6,802
Snap-on, Inc.                                                         230                          11,088
Standard Pacific Corp.                                              1,750                          48,020
Stanley Works                                                         230                          13,170
Toll Brothers, Inc. (b)                                             2,090                          70,705
Tupperware Corp.                                                    1,070                          24,963
Whirlpool Corp.                                                       347                          31,726
                                                                                              -----------
                                                                                                  860,110
                                                                                              -----------
HOUSEHOLD PRODUCTS (1.6%)
Central Garden & Pet Co. (b)                                          570                          25,530
Church & Dwight Co., Inc.                                           1,320                          59,809
Clorox Co.                                                            670                          43,831
Colgate-Palmolive Co.                                               2,310                         157,773
Energizer Holdings, Inc. (b)                                        1,020                          86,935
Kimberly-Clark Corp.                                                2,090                         145,046
Procter & Gamble Co.                                               12,661                         821,320
Spectrum Brands, Inc. (b)                                           1,390                          16,819
WD-40 Co.                                                             470                          15,477
                                                                                              -----------
                                                                                                1,372,540
                                                                                              -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
AES Corp. (b)                                                       2,620                          54,470
Black Hills Corp.                                                     720                          26,690
Constellation Energy Group                                            810                          58,766
Dynegy, Inc. (b)                                                    1,580                          11,139
TXU Corp.                                                           1,790                          96,803
                                                                                              -----------
                                                                                                  247,868
                                                                                              -----------
INDUSTRIAL CONGLOMERATES (2.4%)
3M Co.                                                              3,170                         235,531
Carlisle Cos., Inc.                                                   540                          43,978
General Electric Co.                                               39,890                       1,438,035
Standex International Corp.                                           330                           9,616
Teleflex, Inc.                                                        690                          46,078
Textron, Inc.                                                         520                          48,448
Tredegar Corp.                                                      1,070                          24,578
Tyco International Ltd.                                             7,760                         247,389
                                                                                              -----------
                                                                                                2,093,653
                                                                                              -----------
INSURANCE (4.8%)
ACE Ltd.                                                            1,320                          76,270
AFLAC, Inc.                                                         2,220                         105,694
Allstate Corp.                                                      2,620                         157,619
Ambac Financial Group, Inc.                                           530                          46,693
American Financial Group, Inc.                                      1,410                          49,801
American International Group, Inc.                                 10,350                         708,457
Aon Corp.                                                           1,330                          47,694
Arthur J. Gallagher & Co.                                           1,900                          54,473
Brown & Brown, Inc.                                                 2,220                          62,870
Chubb Corp.                                                         1,730                          90,029
Cincinnati Financial Corp.                                            852                          38,118
Delphi Financial Group, Inc.                                        1,370                          54,033
Everest Re Group Ltd.                                               1,230                         115,128
Fidelity National Financial, Inc., Class A                          3,405                          80,835
First American Financial Corp.                                      1,800                          76,284
Genworth Financial, Inc., Class A                                   1,450                          50,605
Hanover Insurance Group, Inc.                                         910                          43,726
Hartford Financial Services Group, Inc.                             1,440                         136,670
HCC Insurance Holdings, Inc.                                        2,110                          65,832

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                ---------                     -----------
Hilb, Rogal & Hobbs Co.                                             1,070                     $    45,208
Horace Mann Educators Corp.                                           710                          14,079
Infinity Property & Casualty Corp.                                    650                          31,096
LandAmerica Financial Group, Inc.                                     450                          28,377
Lincoln National Corp.                                              1,306                          87,685
Marsh & McLennan Cos., Inc.                                         2,300                          67,850
MBIA, Inc.                                                            570                          40,943
Mercury General Corp.                                                 680                          35,469
MetLife, Inc.                                                       3,130                         194,435
Ohio Casualty Corp.                                                 1,030                          30,426
Old Republic International Corp.                                    3,787                          84,450
Philadelphia Consolidated Holding Corp. (b)                         1,650                          74,349
Presidential Life Corp.                                               820                          17,819
Principal Financial Group, Inc.                                     1,180                          72,700
ProAssurance Corp. (b)                                                960                          48,758
Progressive Corp.                                                   3,590                          83,252
Protective Life Corp.                                               1,380                          67,523
Prudential Financial, Inc.                                          2,130                         189,847
RLI Corp.                                                             630                          34,864
SAFECO Corp.                                                          500                          32,005
Safety Insurance Group, Inc.                                          450                          21,978
SCPIE Holdings, Inc. (b)                                              330                           8,639
Selective Insurance Group, Inc.                                       810                          41,675
St. Paul Travelers Cos., Inc.                                       2,750                         139,838
StanCorp Financial Group, Inc.                                      1,010                          48,329
Stewart Information Services Corp.                                    590                          24,804
The PMI Group, Inc.                                                 1,700                          81,294
Torchmark Corp.                                                       460                          29,895
United Fire & Casualty Co.                                            620                          20,987
Unitrin, Inc.                                                         930                          47,625
UnumProvident Corp.                                                 1,160                          25,520
W.R. Berkley Corp.                                                  3,237                         107,112
XL Capital Ltd.                                                       800                          55,200
Zenith National Insurance Corp.                                     1,065                          48,671
                                                                                              -----------
                                                                                                4,043,533
                                                                                              -----------
INTERNET SOFTWARE & SERVICES (1.1%)
Amazon.com, Inc. (b)                                                1,300                          48,971
Bankrate, Inc. (b)                                                    390                          15,409
Blue Nile, Inc. (b)                                                   300                          11,103
Concur Technologies, Inc. (b)                                         180                           2,709
Digital Insight Corp. (b)                                           1,010                          39,279
Google, Inc., Class A (b)                                             859                         430,616
IAC/InterActiveCorp (b)                                               890                          34,176
InfoSpace, Inc. (b)                                                   990                          23,008
J2 Global Communications, Inc. (b)                                  1,590                          42,103
McAfee, Inc. (b)                                                    2,880                          84,269
MIVA, Inc. (b)                                                        930                           4,046
PetMed Express, Inc. (b)                                              520                           6,146
Stamps.com Inc. (b)                                                   700                          10,241
United Online, Inc.                                                 1,670                          23,447
ValueClick, Inc. (b)                                                1,750                          44,660
VeriSign, Inc. (b)                                                  1,360                          32,504
Webex Communications, Inc. (b)                                      1,240                          45,979
Websense, Inc. (b)                                                  1,310                          28,362
                                                                                              -----------
                                                                                                  927,028
                                                                                              -----------
IT SERVICES (1.7%)
3Com Corp. (b)                                                      6,750                          26,325
Acxiom Corp.                                                        1,540                          34,958
Affiliated Computer Services, Inc. (b)                                460                          22,535
Alliance Data Systems Corp. (b)                                     1,240                          84,233

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                ---------                     -----------
Automatic Data Processing, Inc.                                     2,360                     $   112,618
BISYS Group, Inc. (b)                                               2,150                          27,456
CACI International, Inc. (b)                                          860                          40,446
Carreker Corp. (b)                                                    810                           6,448
Ceridian Corp. (b)                                                  2,870                          86,014
Cerner Corp. (b)                                                    1,800                          80,874
CheckFree Corp. (b)                                                 1,700                          70,431
Ciber, Inc. (b)                                                     1,910                          13,141
Cognizant Technology Solutions Corp. (b)                              670                          57,144
Computer Sciences Corp. (b)                                           710                          37,247
Convergys Corp. (b)                                                   620                          16,145
CSG Systems International, Inc. (b)                                 1,000                          25,080
DST Systems, Inc. (b)                                               1,120                          78,938
eFunds Corp. (b)                                                    1,470                          39,278
Electronic Data Systems Corp.                                       2,390                          62,881
Fidelity National Information Services, Inc.                        1,017                          43,225
Fiserv, Inc. (b)                                                      770                          40,479
Gartner, Inc. (b)                                                   1,330                          29,074
Gevity HR, Inc.                                                       890                          19,642
Global Payments, Inc.                                               1,900                          71,744
Keane, Inc. (b)                                                     1,190                          14,482
ManTech International Corp. (b)                                       600                          20,472
MAXIMUS, Inc.                                                         610                          18,392
MoneyGram International, Inc.                                       1,590                          47,684
MPS Group, Inc. (b)                                                 1,780                          26,664
Paychex, Inc.                                                       1,470                          58,815
Sabre Holdings Corp.                                                  600                          19,386
SRA International, Inc. (b)                                           760                          19,228
StarTek, Inc.                                                         470                           4,822
Sykes Enterprises Inc. (b)                                            570                           8,328
TALX Corp.                                                          1,047                          33,357
Unisys Corp. (b)                                                    1,310                          11,292
Western Union Co.                                                   2,650                          59,201
                                                                                              -----------
                                                                                                1,468,479
                                                                                              -----------
LEISURE EQUIPMENT & PRODUCTS (0.4%)
Arctic Cat, Inc.                                                      620                          11,439
Brunswick Corp.                                                       440                          15,008
Callaway Golf Co.                                                   1,420                          23,458
Eastman Kodak Co.                                                   1,370                          35,428
Hasbro, Inc.                                                          800                          22,720
JAKKS Pacific, Inc. (b)                                               800                          16,216
K2, Inc. (b)                                                        1,410                          17,033
MarineMax, Inc. (b)                                                   500                          12,080
Mattel, Inc.                                                        1,780                          43,361
Nautilus Group, Inc.                                                1,090                          17,778
Polaris Industries, Inc.                                            1,140                          53,306
Pool Corp.                                                          1,460                          53,437
RC2 Corp. (b)                                                         520                          20,545
Sturm, Ruger & Co., Inc. (b)                                          930                           9,681
                                                                                              -----------
                                                                                                  351,490
                                                                                              -----------
LIFE SCIENCES TOOLS AND SERVICES (0.6%)
Affymetrix, Inc. (b)                                                1,290                          32,198
Applera Corp.                                                         950                          33,022
Cambrex Corp.                                                         990                          21,661
Charles River Laboratories International, Inc. (b)                  1,300                          58,500
Covance, Inc. (b)                                                   1,190                          73,364
Dionex Corp. (b)                                                      510                          30,304
Enzo Biochem, Inc. (b)                                                962                          14,276

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                ---------                     -----------
Invitrogen Corp. (b)                                                  980                     $    60,005
Kendle International, Inc. (b)                                        350                          13,594
Millipore Corp. (b)                                                   310                          21,229
PAREXEL International Corp. (b)                                       810                          26,528
Pharmaceutical Product Development, Inc.                            1,950                          67,275
Pharmanet Development Group Inc. (b)                                  610                          12,109
Thermo Electron Corp. (b)                                           1,670                          79,909
                                                                                              -----------
                                                                                                  543,974
                                                                                              -----------
MACHINERY (2.7%)
A.S.V., Inc. (b)                                                      510                           8,645
AGCO Corp. (b)                                                      1,650                          56,051
Albany International Corp.                                            840                          28,510
Applied Industrial Technologies, Inc.                               1,120                          27,440
Astec Industries, Inc. (b)                                            500                          18,005
Barnes Group, Inc.                                                  1,200                          25,704
Briggs & Stratton Corp.                                             1,500                          44,460
Caterpillar, Inc.                                                   2,570                         164,659
CLARCOR, Inc.                                                       1,560                          54,070
Compagnie Generale de Geophysique-Veritas, Sponsored ADR (b)        1,969                          78,189
Crane Co.                                                             920                          35,724
Cummins, Inc.                                                         230                          30,949
Danaher Corp.                                                       1,090                          80,725
Deere & Co.                                                           960                          96,268
Donaldson Co., Inc.                                                 1,300                          45,786
Dover Corp.                                                           760                          37,696
Eaton Corp.                                                           640                          50,144
EnPro Industries, Inc. (b)                                            600                          19,830
Federal Signal Corp.                                                  800                          13,136
Flowserve Corp. (b)                                                   980                          52,009
Gardner Denver, Inc. (b)                                            1,420                          54,741
Graco, Inc.                                                         1,240                          50,555
Harsco Corp.                                                          730                          62,692
IDEX Corp.                                                          1,500                          77,850
Illinois Tool Works, Inc.                                           1,620                          82,603
Ingersoll-Rand Co.                                                  1,270                          54,458
Intevac, Inc. (b)                                                     470                          10,392
ITT Industries, Inc.                                                  670                          39,966
Joy Global, Inc.                                                    2,115                          98,283
Kaydon Corp.                                                          770                          33,187
Kennametal, Inc.                                                      660                          40,788
Lincoln Electric Holdings, Inc.                                       720                          43,754
Lindsay Manufacturing Co.                                             320                          10,173
Lydall, Inc. (b)                                                      510                           6,829
Mueller Industries, Inc.                                            1,020                          33,221
Nordson Corp.                                                         590                          30,515
Oshkosh Truck Corp.                                                 1,290                          68,112
PACCAR, Inc.                                                        1,000                          66,870
Pall Corp.                                                            480                          16,685
Parker Hannifin Corp.                                                 510                          42,208
Pentair, Inc.                                                       1,850                          57,646
Robbins & Myers, Inc.                                                 430                          18,696
SPX Corp.                                                           1,040                          72,998
Terex Corp. (b)                                                       380                          21,618
The Manitowoc Co., Inc.                                             1,670                          86,605
Timken Co.                                                          1,550                          44,346
Toro Co.                                                            1,180                          60,499
Trinity Industries, Inc.                                            1,335                          51,064
Valmont Industries, Inc.                                              460                          25,516

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                ---------                     -----------
Wabash National Corp.                                                 970                     $    15,462
Watts Water Technologies, Inc.                                        680                          29,900
                                                                                              -----------
                                                                                                2,376,232
                                                                                              -----------
MARINE (0.1%)
Alexander & Baldwin, Inc.                                             770                          38,069
Kirby Corp. (b)                                                     1,440                          51,135
Overseas Shipholding Group, Inc.                                      480                          29,822
                                                                                              -----------
                                                                                                  119,026
                                                                                              -----------
MEDIA (1.7%)
4Kids Entertainment, Inc. (b)                                         570                          11,155
ADVO, Inc.                                                            950                          31,141
Belo Corp., Class A                                                 2,500                          46,800
Catalina Marketing Corp.                                              850                          24,268
CBS Corp., Class B                                                  4,060                         126,549
Clear Channel Communications, Inc.                                  2,570                          93,342
Dow Jones & Co., Inc.                                                 410                          15,461
Entercom Communications Corp., Class A                              1,300                          36,647
Gannett Co., Inc.                                                   1,120                          65,117
Harte-Hanks, Inc.                                                   1,360                          36,870
Interpublic Group of Cos., Inc. (b)                                 1,710                          22,504
John Wiley & Sons, Inc., Class A                                      650                          24,154
Lee Enterprises, Inc.                                               1,070                          35,556
Live Nation, Inc. (b)                                               2,137                          52,741
McGraw Hill Cos., Inc.                                              1,610                         107,998
Media General, Inc.                                                   480                          19,205
Meredith Corp.                                                        370                          21,815
New York Times Co., Class A                                           950                          21,936
News Corp.                                                         10,430                         242,497
Omnicom Group, Inc.                                                   790                          83,108
Radio One, Inc., Class D (b)                                        1,630                          11,981
Reader's Digest Association, Inc.                                   1,810                          30,571
Scholastic Corp. (b)                                                  690                          24,392
The DIRECTV Group, Inc. (b)                                         2,990                          72,926
The E.W. Scripps Co., Class A                                         780                          38,087
Tribune Co.                                                         1,180                          36,037
Univision Communications, Inc. (b)                                  1,250                          44,638
Valassis Communications, Inc. (b)                                   1,070                          16,446
Washington Post Co.                                                   134                         102,202
Westwood One, Inc.                                                  2,010                          13,929
                                                                                              -----------
                                                                                                1,510,073
                                                                                              -----------
METALS & MINING (1.2%)
A.M. Castle & Co.                                                     330                           8,250
Alcoa, Inc.                                                         3,390                         109,496
Allegheny Technologies, Inc.                                          410                          42,431
AMCOL International Corp.                                             750                          22,545
Brush Engineered Materials, Inc. (b)                                  530                          17,538
Carpenter Technology Corp.                                            700                          81,969
Century Aluminum Co. (b)                                              600                          27,348
Chaparral Steel Co.                                                 1,220                          62,562
Cleveland Cliffs, Inc.                                              1,110                          60,673
Commercial Metals Co.                                               2,170                          58,829
Freeport-McMoRan Copper & Gold, Inc.                                  760                          43,708
Newmont Mining Corp.                                                1,750                          78,925
Nucor Corp.                                                         1,170                          75,512
Phelps Dodge Corp.                                                    800                          98,879
Quanex Corp.                                                        1,015                          39,778
Reliance Steel & Aluminum Co.                                       1,100                          45,804
RTI International Metals, Inc. (b)                                    620                          50,685
Ryerson Tull, Inc.                                                    770                          24,155
Steel Dynamics, Inc.                                                1,580                          61,952

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                ---------                     -----------
Steel Technologies, Inc.                                              380                     $     7,049
United States Steel Corp.                                             470                          39,240
Worthington Industries, Inc.                                        1,370                          26,277
                                                                                              -----------
                                                                                                1,083,605
                                                                                              -----------
MULTI-UTILITIES (1.8%)
Alliant Energy Corp.                                                2,370                          86,150
Ameren Corp.                                                          940                          49,923
Aquila, Inc. (b)                                                    4,780                          21,653
Avista Corp.                                                        1,300                          32,695
CenterPoint Energy, Inc.                                            1,150                          19,849
CH Energy Group, Inc.                                                 480                          24,499
CMS Energy Corp. (b)                                                  800                          13,352
Consolidated Edison, Inc.                                           1,200                          57,936
Dominion Resources, Inc.                                            1,560                         129,417
DTE Energy Co.                                                        950                          44,052
Duke Energy Corp.                                                   4,846                          95,418
Energy East Corp.                                                   2,830                          67,977
KeySpan Corp.                                                         860                          35,088
MDU Resources Group, Inc.                                           3,450                          89,183
NiSource, Inc.                                                      1,140                          27,132
NSTAR                                                               2,480                          82,832
OGE Energy Corp.                                                    1,680                          65,050
PG&E Corp.                                                          1,550                          72,354
PNM Resources, Inc.                                                 1,240                          37,795
Public Service Enterprise Group, Inc.                               1,090                          73,063
Puget Energy, Inc.                                                  1,670                          41,015
SCANA Corp.                                                         2,430                          98,950
Sempra Energy                                                       1,140                          65,413
TECO Energy, Inc.                                                     810                          13,738
Vectren Corp.                                                       1,320                          37,118
Wisconsin Energy Corp.                                              2,400                         111,743
WPS Resources Corp.                                                   820                          43,501
Xcel Energy, Inc.                                                   1,610                          37,561
                                                                                              -----------
                                                                                                1,574,457
                                                                                              -----------
MULTILINE RETAIL (1.4%)
99 Cents Only Stores (b)                                            1,170                          17,375
Big Lots, Inc. (b)                                                    350                           9,076
Dillard's, Inc., Class A                                              280                           9,615
Dollar General Corp.                                                1,210                          20,497
Dollar Tree Stores, Inc. (b)                                        1,910                          60,089
Family Dollar Stores, Inc.                                            680                          22,032
Federated Department Stores, Inc.                                   2,032                          84,308
Fred's, Inc.                                                        1,080                          14,526
J.C. Penney Co., Inc.                                                 920                          74,741
Kohl's Corp. (b)                                                    1,300                          92,183
Nordstrom, Inc.                                                       870                          48,468
Saks, Inc.                                                          2,650                          49,714
Sears Holdings Corp. (b)                                              338                          59,708
Target Corp.                                                        3,370                         206,782
Tuesday Morning Corp.                                                 640                          10,662
Wal-Mart Stores, Inc.                                               9,550                         455,439
                                                                                              -----------
                                                                                                1,235,215
                                                                                              -----------
OFFICE ELECTRONICS (0.1%)
Xerox Corp. (b)                                                     3,940                          67,768
Zebra Technologies Corp. (b)                                        1,320                          45,764
                                                                                              -----------
                                                                                                  113,532
                                                                                              -----------
OIL, GAS & CONSUMABLE FUELS (6.1%)
Anadarko Petroleum Corp.                                            1,640                          71,750
Apache Corp.                                                        1,160                          84,645
Arch Coal, Inc.                                                     2,490                          74,003
Cabot Oil & Gas Corp.                                               1,230                          79,778

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                ---------                     -----------
Chesapeake Energy Corp.                                             1,420                     $    42,046
ChevronTexaco Corp.                                                 8,679                         632,525
Cimarex Energy Co.                                                  1,970                          73,836
ConocoPhillips                                                      6,429                         426,949
CONSOL Energy Inc.                                                    520                          17,904
Denbury Resources, Inc. (b)                                         2,140                          59,278
Devon Energy Corp.                                                  1,680                         117,751
El Paso Corp.                                                       2,430                          37,714
EOG Resources, Inc.                                                   890                          61,526
Exxon Mobil Corp.                                                  22,740                       1,685,033
Forest Oil Corp. (b)                                                  970                          30,962
Frontier Oil Corp.                                                  3,030                          86,082
Hess Corp.                                                            980                          52,910
Hornbeck Offshore Services, Inc. (b)                                  240                           6,605
Kinder Morgan, Inc.                                                   580                          61,480
Marathon Oil Corp.                                                  1,428                         129,006
Massey Energy Co.                                                   2,150                          50,934
Murphy Oil Corp.                                                      700                          34,797
Newfield Exploration Co. (b)                                        2,260                          96,751
Noble Energy, Inc.                                                  3,070                         163,969
Occidental Petroleum Corp.                                          3,172                         147,054
Peabody Energy Corp.                                                1,150                          46,955
Penn Virginia Corp.                                                   430                          31,510
Petroleum Development Corp. (b)                                       410                          21,004
Pioneer Natural Resources Co.                                       2,190                          89,790
Plains Exploration & Production Co. (b)                             1,310                          63,194
Pogo Producing Co.                                                    960                          47,568
Quicksilver Resources, Inc. (b)                                       940                          37,280
Southwestern Energy Co. (b)                                         2,920                         112,303
St. Mary Land & Exploration Co.                                     1,450                          52,186
Stone Energy Corp. (b)                                                710                          24,133
Sunoco, Inc.                                                          490                          30,934
Swift Energy Co. (b)                                                  710                          31,481
Valero Energy Corp.                                                 2,350                         127,558
Williams Cos., Inc.                                                 2,460                          66,395
World Fuel Services Corp.                                             780                          35,763
XTO Energy, Inc.                                                    1,356                          68,437
                                                                                              -----------
                                                                                                5,211,779
                                                                                              -----------
PAPER & FOREST PRODUCTS (0.4%)
Bowater, Inc.                                                       1,200                          32,844
Buckeye Technologies, Inc. (b)                                      1,110                          13,287
Deltic Timber Corp.                                                   270                          14,450
International Paper Co.                                             2,090                          70,433
Louisiana-Pacific Corp.                                             1,280                          29,325
MeadWestvaco Corp.                                                    900                          27,126
Neenah Paper, Inc.                                                    460                          15,700
Pope & Talbot, Inc. (b)                                               510                           3,575
Wausau-Mosinee Paper Corp.                                          1,480                          21,075
Weyerhaeuser Co.                                                    1,110                          83,250
                                                                                              -----------
                                                                                                  311,065
                                                                                              -----------
PERSONAL PRODUCTS (0.2%)
Alberto-Culver Co.                                                    390                           8,919
Avon Products, Inc.                                                 2,040                          70,156
NBTY, Inc. (b)                                                      1,580                          81,923
Playtex Products, Inc. (b)                                          1,170                          16,474
The Estee Lauder Cos., Inc.                                           570                          27,075
                                                                                              -----------
                                                                                                  204,547
                                                                                              -----------
PHARMACEUTICALS (3.5%)
Abbott Laboratories                                                 6,300                         333,900
Allergan, Inc.                                                        723                          84,381

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                ---------                     -----------
Alpharma, Inc., Class A                                             1,430                     $    39,397
Bradley Pharmaceuticals, Inc. (b)                                     530                          10,658
Bristol-Myers Squibb Co.                                            7,520                         216,501
Eli Lilly & Co.                                                     4,140                         224,057
Forest Laboratories, Inc. (b)                                       1,360                          76,310
IMS Health, Inc.                                                    1,060                          30,592
Johnson & Johnson                                                  11,830                         790,243
King Pharmaceuticals, Inc. (b)                                      1,240                          22,146
Medicis Pharmaceutical Corp.                                        1,100                          41,723
Merck & Co., Inc.                                                   8,720                         390,219
MGI Pharma, Inc. (b)                                                2,300                          44,206
Mylan Laboratories, Inc.                                            1,280                          28,339
Noven Pharmaceuticals, Inc. (b)                                       910                          24,898
Par Pharmaceutical Cos., Inc. (b)                                     860                          22,687
Perrigo Co.                                                         1,870                          32,314
Schering-Plough Corp.                                               6,530                         163,250
Sciele Pharma, Inc. (b)                                               940                          22,325
Sepracor, Inc. (b)                                                  2,010                         114,691
Valeant Pharmaceuticals International                               2,050                          36,142
Watson Pharmaceuticals, Inc. (b)                                      660                          17,965
Wyeth                                                               5,490                         271,261
                                                                                              -----------
                                                                                                3,038,205
                                                                                              -----------
RADIO BROADCASTING (0.0%)
Arbitron, Inc.                                                        910                          42,197
                                                                                              -----------
REAL ESTATE - OPERATIONS AND DEVELOPMENT (0.0%)
CB Richard Ellis Group, Inc., Class A (b)                             580                          21,814
Realogy Corp. (b)                                                     650                          19,435
                                                                                              -----------
                                                                                                   41,249
                                                                                              -----------
REAL ESTATE INVESTMENT TRUST (2.7%)
Acadia Realty Trust                                                   340                           8,735
AMB Property Corp.                                                  1,590                          96,752
Apartment Investment & Management Co.                                 400                          25,052
Archstone-Smith Trust                                                 890                          56,257
Boston Properties, Inc.                                               520                          65,567
Colonial Properties Trust                                           1,320                          64,878
Developers Diversified Realty Corp.                                 2,010                         134,910
Eastgroup Properties, Inc.                                            670                          36,676
Entertainment Properties Trust                                        730                          47,348
Equity Office Properties Trust                                      1,760                          97,768
Equity Residential                                                  1,240                          69,787
Essex Property Trust, Inc.                                            620                          89,491
Highwood Properties, Inc.                                             930                          40,641
Hospitality Properties Trust                                        1,430                          69,784
Inland Real Estate Corp.                                            1,230                          24,871
Kilroy Realty Corp.                                                   860                          74,682
Kimco Realty Corp.                                                    710                          35,216
Lexington Corp. Properties Trust                                    1,310                          27,877
Liberty Property Trust                                              1,750                          90,545
Longview Fibre Co.                                                  1,159                          24,316
Macerich Co.                                                        1,320                         126,099
Mack-Cali Realty Corp.                                              1,180                          65,655
Mid-America Apartment Communities, Inc.                               480                          28,858
National Retail Properties, Inc.                                    1,340                          31,825
New Century Financial Corp.                                         1,250                          37,838
New Plan Excel Realty Trust                                         1,740                          50,669
Parkway Properties, Inc.                                              420                          23,037
Plum Creek Timber Co., Inc.                                           800                          32,200
Potlatch Corp.                                                        706                          33,330

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                ---------                     -----------
ProLogis                                                              940                     $    61,100
PS Business Parks, Inc.                                               360                          27,076
Public Storage, Inc.                                                  597                          64,930
Rayonier, Inc.                                                      1,540                          66,528
Regency Centers Corp.                                               1,240                         108,003
Senior Housing Properties Trust                                       510                          13,250
Simon Property Group, Inc.                                          1,010                         115,533
Sovran Self Storage, Inc.                                             540                          32,400
United Dominion Realty Trust, Inc.                                  2,410                          79,024
Vornado Realty Trust                                                  590                          72,187
Weingarten Realty Investors                                         1,590                          78,721
                                                                                              -----------
                                                                                                2,329,416
                                                                                              -----------
ROAD & RAIL (1.0%)
Arkansas Best Corp.                                                   680                          25,990
Avis Budget Group Inc. (b)                                          1,490                          37,935
Burlington Northern Santa Fe Corp.                                  1,500                         120,540
Con-way, Inc.                                                         810                          40,289
CSX Corp.                                                           1,640                          60,336
Heartland Express, Inc.                                             2,043                          34,588
J.B. Hunt Transport Services, Inc.                                  2,180                          54,783
Kansas City Southern (b)                                            2,170                          65,230
Knight Transportation, Inc.                                         1,910                          35,908
Landstar System, Inc.                                               1,550                          65,550
Norfolk Southern Corp.                                              1,580                          78,447
Old Dominion Freight Line, Inc. (b)                                   785                          21,807
Ryder System, Inc.                                                    200                          10,908
Swift Transportation Co., Inc. (b)                                    970                          29,604
Union Pacific Corp.                                                 1,200                         121,201
Werner Enterprises, Inc.                                            1,170                          22,242
YRC Worldwide, Inc. (b)                                               983                          43,596
                                                                                              -----------
                                                                                                  868,954
                                                                                              -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.9%)
Actel Corp. (b)                                                       690                          12,323
Advanced Energy Industries, Inc. (b)                                  850                          14,731
Advanced Micro Devices, Inc. (b)                                    1,930                          30,012
Altera Corp. (b)                                                    1,430                          28,672
Analog Devices, Inc.                                                1,250                          40,938
Applied Materials, Inc.                                             6,520                         115,599
Atmel Corp. (b)                                                     8,110                          48,498
Atmi, Inc. (b)                                                        930                          31,099
Axcelis Technologies, Inc. (b)                                      2,700                          17,388
Broadcom Corp. (b)                                                  1,790                          57,137
Brooks Automation, Inc. (b)                                         2,200                          30,624
Cabot Microelectronics Corp. (b)                                      480                          14,491
Cohu, Inc.                                                            660                          13,200
Cree, Inc. (b)                                                      1,410                          21,686
Cymer, Inc. (b)                                                       980                          41,385
Cypress Semiconductor Corp. (b)                                     2,580                          47,601
Diodes, Inc. (b)                                                      500                          18,335
DSP Group, Inc. (b)                                                   910                          19,092
Exar Corp. (b)                                                      1,110                          14,541
Fairchild Semiconductor International, Inc. (b)                     2,200                          39,182
FEI Co. (b)                                                           780                          19,625
Integrated Device Technology, Inc. (b)                              3,621                          54,786
Intel Corp.                                                        21,400                         448,543
International Rectifier Corp. (b)                                   1,180                          49,241
Intersil Corp., Class A                                             2,560                          60,314
KLA-Tencor Corp.                                                      790                          38,892
Kopin Corp. (b)                                                     1,940                           7,488
Kulicke & Soffa Industries, Inc. (b)                                1,420                          13,178

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                ---------                     -----------
Lam Research Corp. (b)                                              2,550                     $   116,815
Lattice Semiconductor Corp. (b)                                     1,950                          11,427
Linear Technology Corp.                                             1,030                          31,879
LSI Logic Corp. (b)                                                 1,420                          13,348
Maxim Integrated Products, Inc.                                     1,080                          33,264
MEMC Electronic Materials, Inc. (b)                                 2,970                         155,627
Micrel, Inc. (b)                                                    1,460                          14,761
Microchip Technology, Inc.                                          3,750                         130,349
Micron Technology, Inc. (b)                                         2,480                          32,116
Microsemi Corp. (b)                                                 1,940                          35,308
MKS Instruments, Inc. (b)                                             540                          11,810
National Semiconductor Corp.                                        1,270                          29,375
Novellus Systems, Inc. (b)                                            440                          13,565
NVIDIA Corp. (b)                                                    1,370                          41,991
Pericom Semiconductor Corp. (b)                                       770                           7,677
Photronics, Inc. (b)                                                1,330                          22,158
PMC-Sierra, Inc. (b)                                                  640                           4,032
QLogic Corp. (b)                                                      850                          15,555
RF Micro Devices, Inc. (b)                                          3,190                          24,627
Rudolph Technologies, Inc. (b)                                        600                           9,378
Semtech Corp. (b)                                                   1,410                          19,317
Silicon Laboratories, Inc. (b)                                        900                          28,899
Skyworks Solutions, Inc. (b)                                        4,590                          30,156
Standard Microsystems Corp. (b)                                       560                          15,624
Supertex, Inc. (b)                                                    310                          11,575
Teradyne, Inc. (b)                                                    790                          11,771
Texas Instruments, Inc.                                             5,630                         175,599
TriQuint Semiconductor, Inc. (b)                                    2,370                          11,139
Ultratech, Inc. (b)                                                   750                           9,105
Varian Semiconductor Equipment Associates, Inc. (b)                 1,425                          58,639
Veeco Instruments, Inc. (b)                                           850                          16,312
Verigy Ltd. (b)                                                         0                               4
Xilinx, Inc.                                                        1,390                          33,777
                                                                                              -----------
                                                                                                2,525,580
                                                                                              -----------
SOFTWARE (3.3%)
Activision, Inc. (b)                                                4,911                          83,634
Adobe Systems, Inc. (b)                                             2,294                          89,168
Advent Software, Inc. (b)                                             280                          10,010
Altiris, Inc. (b)                                                     770                          25,202
ANSYS, Inc. (b)                                                     1,060                          52,883
Autodesk, Inc. (b)                                                    930                          40,660
BMC Software, Inc. (b)                                                940                          32,327
CA, Inc.                                                            1,960                          48,118
Cadence Design Systems, Inc. (b)                                    5,420                         102,437
Captaris, Inc. (b)                                                  1,110                           9,779
Catapult Communications Corp. (b)                                     410                           3,735
Citrix Systems, Inc. (b)                                              680                          21,536
Compuware Corp. (b)                                                 1,610                          14,442
Electronic Arts, Inc. (b)                                           1,290                          64,500
Epicor Software Corp. (b)                                           1,260                          17,451
EPIQ Systems, Inc. (b)                                                580                          10,481
Factset Research Systems, Inc.                                      1,050                          60,984
Fair Issac Corp.                                                    1,250                          49,775
Hyperion Solutions Corp. (b)                                        1,615                          68,185
Intuit, Inc. (b)                                                    1,430                          44,974
Jack Henry & Associates, Inc.                                       1,720                          36,705
JDA Software Group, Inc. (b)                                          940                          15,040
Kronos, Inc. (b)                                                      930                          35,340
Macrovision Corp. (b)                                               1,020                          25,225
Manhattan Associates, Inc. (b)                                        830                          23,298
MapInfo Corp. (b)                                                     730                           9,965

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                ---------                     -----------
Mentor Graphics Corp. (b)                                           1,430                     $    26,598
MICROS Systems, Inc. (b)                                            1,090                          61,367
Microsoft Corp.                                                    33,380                       1,030,106
Napster, Inc. (b)                                                   1,240                           4,972
Novell, Inc. (b)                                                    1,500                          10,875
Oracle Corp. (b)                                                   15,311                         262,736
Parametric Technology Corp. (b)                                     1,332                          26,400
Phoenix Technologies Ltd. (b)                                         840                           5,284
Progress Software Corp. (b)                                         1,260                          35,797
Quality Systems, Inc.                                                 480                          20,366
Radiant Systems, Inc. (b)                                             890                          10,039
Secure Computing Corp. (b)                                          1,290                           8,591
Sonic Solutions (b)                                                   810                          14,864
SPSS, Inc. (b)                                                        570                          17,681
Sybase, Inc. (b)                                                    1,790                          46,343
Symantec Corp. (b)                                                  4,222                          74,772
Synopsys, Inc. (b)                                                  2,780                          73,948
THQ, Inc. (b)                                                       1,855                          56,207
Transaction Systems Architects, Inc. (b)                              690                          24,944
Wind River Systems, Inc. (b)                                        1,540                          15,277
                                                                                              -----------
                                                                                                2,823,021
                                                                                              -----------
SPECIALTY RETAIL (3.6%)
Aaron Rents, Inc.                                                   1,440                          42,509
Abercrombie & Fitch Co., Class A                                    1,580                         125,672
Advance Auto Parts, Inc.                                            1,880                          71,346
Aeropostale, Inc. (b)                                                 940                          33,784
American Eagle Outfitters, Inc.                                     3,530                         114,301
AnnTaylor Stores Corp. (b)                                          1,310                          45,195
AutoNation, Inc. (b)                                                  900                          20,205
AutoZone, Inc. (b)                                                    200                          25,126
Barnes & Noble, Inc.                                                  960                          37,373
Bed Bath & Beyond, Inc. (b)                                         1,080                          45,565
Best Buy Co., Inc.                                                  1,560                          78,624
Borders Group, Inc.                                                 1,270                          26,645
CarMax, Inc. (b)                                                    1,880                         107,968
Cato Corp.                                                            885                          19,974
Charming Shoppes, Inc. (b)                                          1,430                          18,762
Chico's FAS, Inc. (b)                                               3,100                          64,728
Children's Place Retail Stores, Inc. (b)                              630                          34,152
Christopher & Banks Corp.                                           1,060                          18,847
Circuit City Stores, Inc.                                             650                          13,267
Claire's Stores, Inc.                                               1,830                          62,952
Coldwater Creek, Inc. (b)                                             930                          17,345
Cost Plus, Inc. (b)                                                   710                           7,313
CPI Corp.                                                             140                           7,559
Dick's Sporting Goods, Inc. (b)                                       650                          33,469
Dress Barn, Inc. (b)                                                1,350                          30,335
Finish Line, Inc., Class A                                          1,190                          15,196
Foot Locker, Inc.                                                   2,860                          64,178
GameStop Corp., Class A (b)                                         1,346                          71,917
Gap, Inc.                                                           2,790                          53,484
Genesco, Inc. (b)                                                     620                          24,422
Group 1 Automotive, Inc.                                              620                          32,860
Guitar Center, Inc. (b)                                               760                          34,770
Gymboree Corp. (b)                                                    840                          36,364
Hancock Fabrics, Inc. (b)                                             570                           2,280
Haverty Furniture Cos., Inc.                                          620                           9,492
Hibbet Sporting Goods, Inc. (b)                                       885                          28,417
Home Depot, Inc.                                                    7,810                         318,178
Hot Topic, Inc. (b)                                                 1,350                          14,054
Jo-Ann Stores, Inc. (b)                                               640                          16,179

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                ---------                     -----------
Jos. A. Bank Clothiers, Inc. (b)                                      457                     $    14,149
Limited Brands                                                      1,500                          41,910
Lowe's Cos., Inc.                                                   5,750                         193,832
Men's Wearhouse, Inc.                                               1,430                          61,404
Midas Group, Inc. (b)                                                 420                           9,505
Movado Group, Inc.                                                    220                           6,314
O'Reilly Automotive, Inc. (b)                                       2,120                          74,009
Office Depot, Inc. (b)                                              1,060                          39,633
OfficeMax, Inc.                                                       260                          12,555
Pacific Sunwear of California, Inc. (b)                             1,370                          26,852
Payless ShoeSource, Inc. (b)                                        1,220                          41,419
Pep Boys - Manny, Moe & Jack, Inc.                                  1,610                          24,649
PETsMart, Inc.                                                      2,650                          80,931
RadioShack Corp.                                                      640                          14,144
Rent-A-Center, Inc. (b)                                             1,320                          38,887
Ross Stores, Inc.                                                   2,550                          82,595
Select Comfort Corp. (b)                                            1,565                          28,859
Sherwin-Williams Co.                                                  420                          29,022
Sonic Automotive, Inc., Class A                                       910                          28,529
Stage Stores, Inc.                                                    810                          25,993
Staples, Inc.                                                       2,865                          73,688
Stein Mart, Inc.                                                    1,010                          13,645
Tiffany & Co.                                                         540                          21,200
TJX Cos., Inc.                                                      1,790                          52,930
Tractor Supply Co. (b)                                                910                          45,800
Tween Brands, Inc. (b)                                                880                          30,087
Urban Outfitters, Inc. (b)                                          2,090                          50,996
Williams-Sonoma, Inc.                                               2,080                          72,800
Zale Corp. (b)                                                      1,440                          39,629
                                                                                              -----------
                                                                                                3,100,773
                                                                                              -----------
TEXTILES APPAREL & LUXURY GOODS (0.9%)
Ashworth, Inc. (b)                                                    430                           3,272
Brown Shoe Company, Inc.                                              810                          44,024
Coach, Inc. (b)                                                     1,480                          67,873
Crocs Inc. (b)                                                        870                          43,796
Deckers Outdoor Corp. (b)                                             310                          18,076
Fossil, Inc. (b)                                                    1,420                          31,964
Hanesbrands, Inc. (b)                                               1,305                          33,382
Jones Apparel Group, Inc.                                             490                          16,738
K-Swiss, Inc., Class A                                                740                          23,399
Kellwood Co.                                                          820                          26,896
Liz Claiborne, Inc.                                                   440                          19,536
NIKE, Inc.                                                            880                          86,953
Oxford Industries, Inc.                                               390                          18,638
Phillips-Van Heusen Corp.                                           1,460                          80,519
Polo Ralph Lauren Corp.                                             1,140                          93,536
Quiksilver, Inc. (b)                                                3,660                          52,009
Skechers U.S.A., Inc., Class A (b)                                    700                          24,808
Stride Rite Corp.                                                     950                          16,397
Timberland Co. (b)                                                  1,060                          31,980
V.F. Corp.                                                            470                          35,659
Wolverine World Wide, Inc.                                          1,635                          50,309
                                                                                              -----------
                                                                                                  819,764
                                                                                              -----------
THRIFTS & MORTGAGE FINANCE (1.5%)
Anchor BanCorp of Wisconsin, Inc.                                     500                          14,930
Astoria Financial Corp.                                             1,725                          51,043
BankAtlantic Bancorp, Inc.                                          1,730                          22,974
BankUnited Financial Corp., Class A                                   880                          24,279
Brookline Bancorp, Inc.                                             1,560                          20,764
Countrywide Financial Corp.                                         2,300                         100,004
Dime Community Bancshares, Inc.                                       830                          11,147

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                ---------                     -----------
Downey Financial Corp.                                                510                     $    36,485
Federal Home Loan Mortgage Corp.                                    2,780                         180,506
Federal National Mortgage Assoc.                                    3,840                         217,076
FirstFed Financial Corp. (b)                                          420                          28,959
Flagstar Bancorp, Inc.                                              1,510                          21,910
Franklin Bank Corp. (b)                                               180                           3,420
Fremont General Corp.                                               2,160                          29,376
IndyMac Bancorp, Inc.                                               1,190                          46,279
MAF Bancorp, Inc.                                                     900                          40,446
MGIC Investment Corp.                                                 320                          19,750
New York Community Bancorp, Inc.                                    4,450                          75,161
Radian Group, Inc.                                                  1,470                          88,523
Sovereign Bancorp, Inc.                                             1,228                          30,270
TrustCo Bank Corp. NY                                               1,840                          19,357
Washington Federal, Inc.                                            1,100                          25,509
Washington Mutual, Inc.                                             3,836                         171,047
Webster Financial Corp.                                             1,050                          52,311
                                                                                              -----------
                                                                                                1,331,526
                                                                                              -----------
TRADING COMPANIES & DISTRIBUTORS (0.3%)
Fastenal Co.                                                        2,260                          84,253
GATX Corp.                                                            940                          42,864
Lawson Products, Inc.                                                 110                           4,883
MSC Industrial Direct Co., Inc.                                       990                          42,758
United Rentals, Inc. (b)                                            1,220                          31,415
W.W. Grainger, Inc.                                                   300                          23,295
Watsco, Inc.                                                          640                          32,653
                                                                                              -----------
                                                                                                  262,121
                                                                                              -----------
WATER UTILITIES (0.1%)
American States Water Co.                                             550                          21,555
Aqua America, Inc.                                                  2,493                          55,369
                                                                                              -----------
                                                                                                   76,924
                                                                                              -----------
WIRELESS TELECOMMUNICATION SERVICES (0.5%)
ALLTEL Corp.                                                        1,790                         109,709
Sprint Corp.                                                       11,232                         200,266
Telephone & Data Systems, Inc.                                      1,950                         109,103
                                                                                              -----------
                                                                                                  419,078
                                                                                              -----------
TOTAL COMMON STOCKS (COST $69,048,480)                                                         85,672,867
                                                                                              -----------

SHORT-TERM INVESTMENTS (1.3%)
SSgA U.S. Government Money Market Fund, 5.17% (b)               1,116,168                       1,116,168
                                                                                              -----------
TOTAL SHORT-TERM INVESTMENTS (COST $1,116,168)                                                  1,116,168
                                                                                              -----------

TOTAL INVESTMENTS (COST $70,164,648) (a) - 100.0%                                             $86,789,035
                                                                                              ===========

---------------

Percentages indicated are based on net assets as of January 31, 2007.

(a) Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation                        $ 18,928,039
Unrealized depreciation                          (2,369,707)
                                               ------------
Net unrealized appreciation                    $ 16,558,332
                                               ============

(b) Represents non-income producing security.
(c) Rate shown represents the rate as of January 31, 2007.

See notes to schedule of portfolio investments.

STEWARD FUNDS, INC.
STEWARD INTERNATIONAL EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES                                            VALUE
                                                             -------                                         -----------
COMMON STOCKS (97.6%)

AEROSPACE & DEFENSE (0.1%)
Empresa Brasileira de Aeronautica SA, ADR                        430                                         $    17,437
                                                                                                             -----------
AIR FREIGHT & LOGISTICS (0.2%)
TNT NV, ADR                                                    1,420                                              64,482
                                                                                                             -----------
AIRLINES (0.3%)
British Airways PLC, ADR (b)                                     240                                              25,536
Ryanair Holdings PLC, Sponsored ADR (b)                          540                                              46,813
                                                                                                             -----------
                                                                                                                  72,349
                                                                                                             -----------
AUTO COMPONENTS (0.1%)
Magna International, Inc., Class A                               490                                              38,279
                                                                                                             -----------
AUTOMOBILES (4.5%)
DaimlerChrysler AG                                             3,740                                             233,713
Fiat S.p.A., Sponsored ADR (b)                                 2,250                                              49,320
Honda Motor Co. Ltd., Sponsored ADR                            5,530                                             217,495
Nissan Motor Co. Ltd., Sponsored ADR                           3,690                                              92,213
Toyota Motor Corp., Sponsored ADR                              5,000                                             658,900
                                                                                                             -----------
                                                                                                               1,251,641
                                                                                                             -----------
BEVERAGES (0.0%)
Cott Corp. (b)                                                   300                                               4,251
                                                                                                             -----------
CAPITAL MARKETS (4.6%)
Amvescap PLC, Sponsored ADR                                    1,410                                              34,362
Credit Suisse Group, Sponsored ADR                             4,510                                             320,570
Deutsche Bank AG, Registered                                   1,980                                             281,180
Nomura Holdings, Inc., ADR                                     6,740                                             137,429
UBS AG, ADR                                                    7,750                                             488,327
                                                                                                             -----------
                                                                                                               1,261,868
                                                                                                             -----------
CHEMICALS (2.4%)
Agrium, Inc.                                                     500                                              17,340
Akzo Nobel NV, Sponsored ADR                                   1,150                                              72,853
BASF AG, Sponsored ADR                                         1,930                                             186,765
Bayer AG, Sponsored ADR                                        2,900                                             171,622
Ciba Specialty Chemicals AG, ADR                                 640                                              21,536
Imperial Chemical Industries PLC, Sponsored ADR                1,080                                              39,280
NOVA Chemicals Corp.                                             330                                              10,105
Potash Corp. of Saskatchewan, Inc.                               380                                              59,291
Sociedad Quimica y Minera de Chile SA, Sponsored ADR              90                                              12,210
Syngenta AG, ADR                                               1,970                                              73,028
                                                                                                             -----------
                                                                                                                 664,030
                                                                                                             -----------
COMMERCIAL BANKS (18.2%)
ABN AMRO Holding NV, Sponsored ADR                             6,920                                             222,409
Allied Irish Banks PLC, Sponsored ADR                          1,730                                             100,461

STEWARD FUNDS, INC.
STEWARD INTERNATIONAL EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES                                            VALUE
                                                             -------                                         -----------
Australia & New Zealand Banking Group Ltd., Sponsored ADR      1,480                                         $   168,350
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR             12,370                                             310,240
Banco Bradesco SA, Sponsored ADR                               1,750                                              71,120
Banco de Chile, ADR                                              233                                              11,012
Banco Itau Holding Financeira SA, ADR                          2,070                                              76,528
Banco Santander Central Hispano SA, Sponsored ADR             22,090                                             416,837
Banco Santander Chile SA, ADR                                    230                                              11,376
Bank of Ireland, Sponsored ADR                                 1,030                                              92,175
Bank of Montreal                                               1,990                                             118,604
Bank of Nova Scotia                                            3,690                                             159,334
Barclays PLC, Sponsored ADR                                    5,970                                             352,170
Canadian Imperial Bank of Commerce                             1,380                                             118,197
Grupo Financiero Galicia SA, ADR (b)                             200                                               1,790
HSBC Holdings PLC, Sponsored ADR                               8,420                                             773,208
Intesa Sanpaolo, Sponsored ADR (b)                             2,077                                              93,662
Kookmin Bank, Sponsored ADR (b)                                1,260                                             100,208
Lloyds TSB Group PLC, Sponsored ADR                            5,200                                             241,228
Mitsubishi UFJ Financial Group, Inc., ADR                     35,320                                             429,137
Mizuho Financial Group, Inc., ADR (b)                         19,580                                             284,693
National Australia Bank Ltd., Sponsored ADR                    1,290                                             202,595
National Bank of Greece SA, ADR                                6,200                                              64,728
Royal Bank of Canada                                           4,720                                             218,442
Shinhan Financial Group Co. Ltd., ADR                            640                                              66,566
The Toronto - Dominion Bank                                    2,710                                             160,649
Unibanco-Unico de Bancos Brasileiros SA, ADR                     430                                              40,777
Westpac Banking Corp., Sponsored ADR                           1,510                                             147,980
                                                                                                             -----------
                                                                                                               5,054,476
                                                                                                             -----------
COMMERCIAL SERVICES & SUPPLIES (0.1%)
Adecco SA, ADR                                                 1,860                                              30,095
Buhrmann NV, Sponsored ADR                                       580                                               8,735
                                                                                                             -----------
                                                                                                                  38,830
                                                                                                             -----------
COMMUNICATIONS EQUIPMENT (2.5%)
Alcatel SA, Sponsored ADR                                      7,940                                             103,220
Nokia Oyj, Sponsored ADR                                      14,400                                             318,240
Research in Motion Ltd. (b)                                      560                                              71,557
Telefonektiebolaget LM Ericsson, Sponsored ADR                 5,330                                             212,081
                                                                                                             -----------
                                                                                                                 705,098
                                                                                                             -----------
COMPUTERS & PERIPHERALS (0.1%)
NEC Corp., Sponsored ADR                                       6,280                                              31,777
                                                                                                             -----------
CONSTRUCTION MATERIALS (1.3%)
Cemex SA de CV, Sponsored ADR                                  2,680                                              94,818
CRH PLC, Sponsored ADR                                         1,920                                              76,550
Hanson PLC, Sponsored ADR                                        540                                              40,770
Lafarge SA, Sponsored ADR                                      2,490                                              95,965
Rinker Group Ltd., ADR                                           650                                              47,242
                                                                                                             -----------
                                                                                                                 355,345
                                                                                                             -----------

STEWARD FUNDS, INC.
STEWARD INTERNATIONAL EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES                                            VALUE
                                                             -------                                         -----------
CONSUMER FINANCE (0.4%)
Orix Corp., Sponsored ADR                                        690                                         $   101,016
                                                                                                             -----------
CONTAINERS & PACKAGING (0.2%)
Amcor Ltd., Sponsored ADR                                        910                                              20,657
Rexam PLC, Sponsored ADR                                         530                                              28,435
                                                                                                             -----------
                                                                                                                  49,092
                                                                                                             -----------
DIVERSIFIED FINANCIAL SERVICES (1.3%)
ING Groep NV, Sponsored ADR                                    8,030                                             353,802
                                                                                                             -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (6.5%)
BCE, Inc.                                                      3,166                                              83,135
Brasil Telecom Participacoes SA, ADR                             200                                               8,430
BT Group PLC, Sponsored ADR                                    3,110                                             189,833
Chunghwa Telecom Co. Ltd., ADR                                 1,611                                              33,364
Compania de Telecomunicaciones de Chile SA, Sponsored ADR        590                                               5,121
France Telecom SA, Sponsored ADR                               6,360                                             176,872
Hellenic Telecommunications Organization SA, ADR (b)           2,270                                              34,027
Koninklijke Royal KPN NV, Sponsored ADR                        6,790                                              98,523
Nippon Telegraph & Telephone Corp., ADR                        7,500                                             187,800
Nortel Networks Corp. (b)                                      1,518                                              40,637
Portugal Telecom SGPS SA, Sponsored ADR                        4,250                                              56,568
Swisscom AG, Sponsored ADR                                     1,230                                              46,137
Tele Norte Leste Participacoes SA, ADR                           930                                              12,546
Telecom Corp. of New Zealand Ltd., Sponsored ADR                 500                                              13,740
Telecom Italia S.p.A., Sponsored                               4,180                                             124,230
Telefonica SA, Sponsored ADR                                   6,050                                             398,936
Telefonos de Mexico SA de CV, Sponsored ADR                    1,740                                              53,418
Telekom Austria AG ADR                                           850                                              46,614
Telenor ASA, ADR                                                 990                                              60,737
Telstra Corp. Ltd., ADR                                        4,500                                              75,015
Telus Corp. ADR                                                1,280                                              59,136
                                                                                                             -----------
                                                                                                               1,804,819
                                                                                                             -----------
ELECTRIC UTILITIES (3.2%)
Companhia Energetica de Minas Gervais, Sponsored ADR             430                                              20,735
E.ON AG, Sponsored ADR                                         7,710                                             349,957
EDP-Energias De Portugal SA, Sponsored ADR                     1,130                                              56,511
Endesa, S.A., Sponsored ADR                                    3,600                                             180,756
Enel S.p.A., Sponsored ADR                                     3,400                                             181,390
Enersis SA, Sponsored ADR                                      1,140                                              17,966
Scottish Power PLC, ADR                                        1,555                                              91,279
                                                                                                             -----------
                                                                                                                 898,594
                                                                                                             -----------
ELECTRICAL EQUIPMENT (0.5%)
ABB Ltd., Sponsored ADR                                        7,510                                             133,753
                                                                                                             -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.8%)
Celestica, Inc. (b)                                              670                                               3,993
Hitachi Ltd., Sponsored ADR                                    1,310                                              88,098
Kyocera Corp., Sponsored ADR                                     730                                              67,664

STEWARD FUNDS, INC.
STEWARD INTERNATIONAL EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES                                            VALUE
                                                             -------                                         -----------
TDK Corp., ADR                                                   580                                         $    48,795
                                                                                                             -----------
                                                                                                                 208,550
                                                                                                             -----------
ENERGY EQUIPMENT & SERVICES (0.1%)
Tenaris SA, ADR                                                  800                                              37,976
                                                                                                             -----------
FOOD & STAPLES RETAILING (0.2%)
Distribucion y Servicio D&S SA, ADR                              300                                               6,375
Koninklijke Ahold NV, Sponsored ADR (b)                        5,590                                              56,459
                                                                                                             -----------
                                                                                                                  62,834
                                                                                                             -----------
FOOD PRODUCTS (2.1%)
Cadbury Schweppes PLC, Sponsored ADR                           2,220                                             100,655
Groupe Danone, Sponsored ADR                                   4,980                                             164,589
Unilever NV, NY Shares                                         6,580                                             175,620
Unilever PLC, Sponsored ADR                                    5,164                                             141,029
                                                                                                             -----------
                                                                                                                 581,893
                                                                                                             -----------
HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Smith & Nephew PLC, Sponsored ADR                                830                                              46,671
                                                                                                             -----------
HEALTH CARE PROVIDERS & SERVICES (0.1%)
Fresenius Medical Care AG & Co., ADR                             850                                              38,021
                                                                                                             -----------
HOTELS, RESTAURANTS & LEISURE (0.3%)
Intercontinental Hotels Group PLC, ADR                         1,456                                              36,604
Sodexho Alliance SA, Sponsored ADR                               500                                              34,855
                                                                                                             -----------
                                                                                                                  71,459
                                                                                                             -----------
HOUSEHOLD DURABLES (1.8%)
Koninklijke Royal Philips Electronics NV, NY Shares            4,510                                             176,567
Matsushita Electric Industial Co. Ltd., Sponsored ADR          7,120                                             141,830
Sony Corp., Sponsored ADR                                      3,660                                             169,568
Thomson, Sponsored ADR                                         1,010                                              19,331
                                                                                                             -----------
                                                                                                                 507,296
                                                                                                             -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
Companhia Paranaense de Energia-Copel, Sponsored ADR             330                                               4,010
Empresa Nacional de Electricidad SA, Sponsored ADR               640                                              24,832
International Power PLC, ADR                                     610                                              43,676
                                                                                                             -----------
                                                                                                                  72,518
                                                                                                             -----------
INDUSTRIAL CONGLOMERATES (1.4%)
Siemens AG, Sponsored ADR                                      3,380                                             374,267
Tomkins PLC, Sponsored ADR                                       830                                              18,194
                                                                                                             -----------
                                                                                                                 392,461
                                                                                                             -----------
INSURANCE (4.3%)
Aegon NV, NY Registered Shares                                 4,450                                              87,932
Allianz AG, ADR                                               15,180                                             305,573
Axa, ADR                                                       6,670                                             283,275
Manulife Financial Corp.                                       5,790                                             195,181
Millea Holdings, Inc., ADR                                     2,965                                             106,177
Prudential PLC, ADR                                            4,360                                             119,246
Sun Life Financial, Inc.                                       2,330                                              99,980
                                                                                                             -----------
                                                                                                               1,197,364
                                                                                                             -----------

STEWARD FUNDS, INC.
STEWARD INTERNATIONAL EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES                                            VALUE
                                                             -------                                         -----------
LEISURE EQUIPMENT & PRODUCTS (0.3%)
FUJIFILM Holdings Corp., ADR                                   2,020                                         $    83,507
                                                                                                             -----------
LIFE SCIENCES TOOLS AND SERVICES (0.1%)
MDS, Inc.                                                        850                                              14,705
                                                                                                             -----------
MACHINERY (0.5%)
Kubota Corp., Sponsored ADR                                      750                                              39,683
Metso Corp., Sponsored ADR                                       450                                              24,071
Volvo AB, Sponsored ADR                                          880                                              64,705
                                                                                                             -----------
                                                                                                                 128,459
                                                                                                             -----------
MEDIA (1.8%)
British Sky Broadcasting Group PLC, Sponsored ADR              1,230                                              53,640
Grupo Televisa SA, Sponsored ADR                               1,440                                              42,422
Pearson PLC, Sponsored ADR                                     3,110                                              49,045
Publicis Groupe, ADR                                             620                                              26,877
Reed Elsevier NV, Sponsored ADR                                1,660                                              58,399
Reed Elsevier PLC, Sponsored ADR                               1,390                                              63,718
Reuters Group PLC, Sponsored ADR                                 880                                              45,206
Shaw Communications, Inc., Class B                               880                                              31,196
The Thompson Corp.                                               980                                              41,229
WPP Group PLC, Sponsored ADR                                   1,150                                              84,731
                                                                                                             -----------
                                                                                                                 496,463
                                                                                                             -----------
METALS & MINING (5.9%)
Agnico-Eagle Mines Ltd.                                          410                                              16,503
Alcan, Inc.                                                    1,330                                              67,830
Alumina Ltd., Sponsored ADR                                      970                                              19,633
Anglo American PLC, Unsponsored ADR                           10,510                                             245,408
Barrick Gold Corp.                                             3,110                                              92,118
BHP Billiton Ltd., Sponsored ADR                               6,150                                             252,088
BHP Billiton PLC, ADR                                          4,310                                             163,650
Cameco Corp.                                                   1,230                                              46,900
Companhia Siderurgica Nacional SA, Sponsored ADR                 540                                              17,469
Companhia Vale do Rio Doce, ADR                                2,490                                              84,486
Compania Vale do Rio Doce, Sponsored ADR                       3,320                                              95,384
Corus Group PLC, Sponsored ADR                                 1,540                                              36,329
Fording Canadian Coal Trust                                      520                                              11,783
Gerdau SA, Sponsored ADR                                       1,045                                              17,661
Goldcorp, Inc.                                                 2,477                                              68,638
IPSCO, Inc.                                                      150                                              15,155
Kinross Gold Corp. (b)                                         1,200                                              15,960
Lundin Mining Corp. (b)                                          270                                               9,221
Novelis, Inc.                                                    220                                               8,105
POSCO, ADR                                                     1,160                                             102,288
Rio Tinto PLC, Sponsored ADR                                     930                                             201,074
Teck Cominco, Ltd., Class B                                      750                                              55,380
                                                                                                             -----------
                                                                                                               1,643,063
                                                                                                             -----------
MULTI-UTILITIES (2.1%)
National Grid PLC, Sponsored ADR                               2,260                                             170,879
Suez SA, ADR                                                   4,740                                             233,681
Transalta Corp., ADR                                           1,050                                              22,061
United Utilities PLC, ADR                                      2,210                                              66,234
Veoilia Environnement, ADR                                     1,240                                              87,445
                                                                                                             -----------
                                                                                                                 580,300
                                                                                                             -----------
OFFICE ELECTRONICS (0.9%)
Canon, Inc., Sponsored ADR                                     4,470                                             236,061
                                                                                                             -----------

STEWARD FUNDS, INC.
STEWARD INTERNATIONAL EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES                                            VALUE
                                                             -------                                         -----------
OIL, GAS & CONSUMABLE FUELS (14.2%)
BG Group PLC, Sponsored ADR                                    2,720                                         $   179,792
BP PLC, Sponsored ADR                                         11,840                                             751,957
Canadian Natural Resources Ltd.                                1,890                                              94,538
CNOOC Ltd., ADR                                                  680                                              58,324
Enbridge, Inc.                                                 1,560                                              50,232
EnCana Corp.                                                   2,900                                             139,287
ENI S.p.A., Sponsored ADR                                      4,620                                             297,851
Imperial Oil Ltd.                                              1,160                                              40,751
Nexen, Inc.                                                      950                                              57,494
Norsk Hydro ASA, Sponsored ADR                                 2,540                                              82,042
Penn West Energy Trust                                           840                                              25,469
Petro-Canada                                                   1,860                                              72,280
Petrobras Energia Paticipaciones SA, Sponsored ADR (b)           350                                               4,008
PetroChina Co., Ltd., ADR                                        710                                              87,564
Petroleo Brasileiro SA, ADR                                    1,430                                             126,841
Repsol YPF SA, Sponsored ADR                                   3,670                                             120,853
Royal Dutch Shell PLC, ADR                                     5,110                                             345,998
Royal Dutch Shell PLC, ADR                                     6,630                                             452,497
Santos Ltd., Sponsored ADR                                       580                                              16,936
Statoil ASA, Sponsored ADR                                     2,290                                              61,509
Suncor Energy, Inc.                                            1,690                                             125,652
Talisman Energy, Inc.                                          3,790                                              66,780
Total SA, Sponsored ADR                                        8,810                                             599,520
TransCanada Corp.                                              2,010                                              66,712
                                                                                                             -----------
                                                                                                               3,924,887
                                                                                                             -----------
PAPER & FOREST PRODUCTS (0.4%)
Aracruz Celulose SA, Sponsored ADR                               170                                               9,416
Domtar, Inc. (b)                                                 730                                               6,066
Stora Enso Oyj, Sponsored ADR                                  2,170                                              36,326
UPM-Kymmene Oyj, Sponsored ADR                                 2,020                                              51,632
                                                                                                             -----------
                                                                                                                 103,440
                                                                                                             -----------
PHARMACEUTICALS (6.0%)
Altana AG, ADR                                                   460                                              28,387
AstraZeneca PLC, Sponsored ADR                                 5,660                                             316,677
Biovail Corp.                                                    710                                              14,470
Elan Corp. PLC, Sponsored ADR (b)                              1,560                                              19,422
GlaxoSmithKline PLC, ADR                                      10,710                                             579,732
Merck Serono SA, ADR                                           1,360                                              30,070
Novartis AG, ADR                                              10,260                                             591,898
NovoNordisk A/S, Sponsored ADR                                   860                                              73,814
                                                                                                             -----------
                                                                                                               1,654,470
                                                                                                             -----------
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.2%)
Brookfield Asset Management, Inc., Class A                     1,255                                              61,457
                                                                                                             -----------
ROAD & RAIL (0.4%)
Canadian National Railway Co.                                  1,950                                              89,096
Canadian Pacific Railway Ltd.                                    610                                              33,391
                                                                                                             -----------
                                                                                                                 122,487
                                                                                                             -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.4%)
Advanced Micro Devices, Inc. (b)                                 701                                              10,901
ADVANTEST Corp., ADR                                             705                                              35,412
ARM Holdings PLC, Sponsored ADR                                1,340                                               9,702
ASML Holding NV, NY Registered Shares (b)                      1,700                                              43,384
Infineon Technologies AG, ADR (b)                              2,560                                              36,838
STMicroelectronics NV, NY Shares                               2,290                                              42,892
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR    14,326                                             156,296
United Microelectronics Corp., ADR                            10,991                                              39,017
                                                                                                             -----------
                                                                                                                 374,442
                                                                                                             -----------

STEWARD FUNDS, INC.
STEWARD INTERNATIONAL EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES                                            VALUE
                                                             -------                                         -----------
SOFTWARE (0.7%)
Cognos, Inc. (b)                                                 380                                         $    16,389
Dassault Systemes SA, ADR                                        320                                              17,347
SAP AG, ADR                                                    3,270                                             151,532
                                                                                                             -----------
                                                                                                                 185,268
                                                                                                             -----------
TEXTILES APPAREL & LUXURY GOODS (0.1%)
Luxottica Group S.p.A., Sponsored ADR                            760                                              23,636
                                                                                                             -----------
TRADING COMPANIES & DISTRIBUTORS (0.7%)
Bunzl PLC, Sponsored ADR                                         370                                              23,551
Mitsui & Co. Ltd., Sponsored ADR                                 303                                              96,618
Wolseley PLC, ADR                                              2,290                                              60,364
                                                                                                             -----------
                                                                                                                 180,533
                                                                                                             -----------
WIRELESS TELECOMMUNICATION SERVICES (3.8%)
America Movil SA, ADR                                          3,200                                             141,952
China Mobile Ltd., Sponsored ADR                               3,660                                             168,909
NTT DoCoMo, Inc., Sponsored ADR                                6,010                                              91,232
Rogers Communications, Inc., Class B                           2,060                                              63,757
SK Telecom Co. Ltd., ADR                                       1,400                                              33,250
Vodafone Group PLC, Sponsored ADR                             19,093                                             561,143
                                                                                                             -----------
                                                                                                               1,060,243
                                                                                                             -----------
TOTAL COMMON STOCKS (COST $23,740,755)                                                                        26,991,403
                                                                                                             -----------

SHORT-TERM INVESTMENTS (2.3%)
SSgA U.S. Government Money Market Fund, 5.17% (c)            648,767                                             648,767
                                                                                                             -----------
TOTAL SHORT-TERM INVESTMENTS (COST $648,767)                                                                     648,767
                                                                                                             -----------

TOTAL INVESTMENTS (COST $24,389,522) (a) - 99.9%                                                             $27,640,170
                                                                                                             ===========

--------------

Percentages indicated are based on net assets as of January 31, 2007.

(a) Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation                  $3,520,157
Unrealized depreciation                    (272,266)
                                         ----------
Net unrealized appreciation              $3,247,891
                                         ==========

(b)   Represents non-income producing security.
(c)   Rate shown represents the rate as of January 31, 2007.
ADR - American Depository Receipts
PLC - Public Liability Co.

See notes to schedule of portfolio investments.

STEWARD FUNDS, INC.
STEWARD SELECT BOND FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                           SHARES
                                                                             OR
                                                                          PRINCIPAL
                                                                            AMOUNT                         VALUE
                                                                          ---------                     ------------
CORPORATE BONDS (28.8%)

ASSET BACKED MORTGAGES (1.9%)
American Business Financial Services
Mortgage Loan Trust, 6.99%, 12/25/31                                        432,262                     $    439,291
Citigroup Mortgage Loan Trust, Inc., 5.55%, 8/25/35                       1,000,000                          988,703
Countrywide Asset-Backed Certificates, 6.047%, 5/25/36                      500,000                          495,232
                                                                                                        ------------
                                                                                                           1,923,226
                                                                                                        ------------
AUTO MANUFACTURERS (0.5%)
DaimlerChrysler NA Holding Corp., 7.20%, 9/1/09                             500,000                          518,326
                                                                                                        ------------
BROKERAGE SERVICES (0.8%)
Jeffries Group, Inc., 7.75%, 3/15/12                                        715,000                          773,473
                                                                                                        ------------
CAPITAL MARKETS (3.7%)
Bear Stearns Co., Inc., 4.50%, 10/28/10                                     500,000                          486,518
Goldman Sachs Group, Inc., 4.75%, 7/15/13                                   500,000                          480,058
Lehman Brothers Holdings, Inc., 3.09%,  11/1/14 (b)                         500,000                          445,195
Lehman Brothers Holdings, Inc., 1.96%,  2/9/17 (b)                        1,000,000                          841,780
Merrill Lynch & Co., 2.465%, 3/2/09 (b)                                   1,000,000                          954,530
Merrill Lynch & Co., 2.96%, 2/10/11 (b)                                     550,000                          510,912
                                                                                                        ------------
                                                                                                           3,718,993
                                                                                                        ------------
COMMERCIAL BANKS (4.8%)
Bank of America Corp., 7.23%, 8/15/12                                       500,000                          535,376
Bank of America Corp., 4.875%, 9/15/12                                      500,000                          489,155
Bank One Capital III, 8.75%, 9/1/30                                         500,000                          647,486
Bank One Corp., 5.25%, 1/30/13                                              500,000                          494,192
Chase Manhattan Corp., 7.00%, 11/15/09                                    1,006,000                        1,048,513
Southtrust Bank NA, 7.69%, 5/15/25                                        1,000,000                        1,195,288
Wells Fargo & Co., 4.95%, 10/16/13                                          500,000                          483,970
                                                                                                        ------------
                                                                                                           4,893,980
                                                                                                        ------------
CONSULTING SERVICES (1.0%)
Science Applications International Corp., 7.125%, 7/1/32                  1,000,000                        1,066,966
                                                                                                        ------------
CONSUMER STAPLES (0.5%)
Safeway, Inc., 4.95%, 8/16/10                                               500,000                          490,340
                                                                                                        ------------
DIVERSIFIED FINANCIAL SERVICES (0.5%)
Citigroup, Inc., 4.875%, 5/7/15                                             500,000                          479,227
                                                                                                        ------------

STEWARD FUNDS, INC.
STEWARD SELECT BOND FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                           SHARES
                                                                             OR
                                                                          PRINCIPAL
                                                                            AMOUNT                         VALUE
                                                                          ---------                     ------------
FINANCIAL SERVICES (2.9%)
Boeing Capital Corp., 5.80%, 1/15/13                                        500,000                     $    510,811
Countrywide Home Loan, Inc., 4.00%, 3/22/11                                 500,000                          474,018
Household Finance Corp., 4.75%, 5/15/09                                     500,000                          493,398
SLM Corp., 2.51%, 3/2/09 (b)                                                500,000                          485,280
SLM Corp., 5.00%, 6/15/18, Callable 6/15/08 @ 100                           500,000                          459,640
Toyota Motor Credit Corp., 3.56%, 2/5/16 (b)                                500,000                          483,815
                                                                                                        ------------
                                                                                                           2,906,962
                                                                                                        ------------
FORESTRY (0.6%)
Louisiana Pacific Corp., 8.875%, 8/15/10                                    125,000                          135,781
Weyerhaeuser Co., 5.95%, 11/1/08                                            500,000                          503,389
                                                                                                        ------------
                                                                                                             639,170
                                                                                                        ------------
INSURANCE (1.5%)
Allstate Corp., 5.00%, 8/15/14                                              500,000                          485,599
GE Global Insurance Holding Corp., 6.45%, 3/1/19                          1,000,000                        1,048,514
                                                                                                        ------------
                                                                                                           1,534,113
                                                                                                        ------------
MORTGAGE BACKED SECURITIES - FINANCIAL SERVICES (2.5%)
Opteum Mortgate Acceptance Corp., 5.85%, 12/25/35                         1,000,000                          978,964
Wells Fargo Mortgage Backed Securities, 4.45%, 10/25/33                   1,568,329                        1,513,959
                                                                                                        ------------
                                                                                                           2,492,923
                                                                                                        ------------
MORTGAGE BACKED SECURITIES - RELIGIOUS ORGANIZATIONS (2.7%)
Abyssinia Missionary Baptist Church Ministries, Inc., 6.70%, 9/15/11,
   Callable  6/15/07 @ 100 (c)                                               83,000                           82,577
Abyssinia Missionary Baptist Church Ministries, Inc., 6.80%, 3/15/12,
   Callable  6/15/07 @ 100 (c)                                               57,000                           56,709
Abyssinia Missionary Baptist Church Ministries, Inc., 6.90%, 9/15/12,
   Callable  6/15/07 @ 100 (c)                                               89,000                           88,954
Abyssinia Missionary Baptist Church Ministries, Inc., 7.30%, 9/15/14,
   Callable  6/15/07 @ 100 (c)                                               73,000                           73,047
Abyssinia Missionary Baptist Church Ministries, Inc., 7.40%, 3/15/15,
   Callable  6/15/07 @ 100 (c)                                              106,000                          105,457
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/15,
   Callable  6/15/07 @ 100 (c)                                               63,000                           63,071
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 3/15/16,
   Callable  6/15/07 @ 100 (c)                                               90,000                           89,539
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/16,
   Callable  6/15/07 @ 100 (c)                                               63,000                           62,677
Bethel Baptist Institutional Church, Inc., 7.60%, 1/21/15,
   Callable 4/21/07 @ 100 (c)                                               152,000                          152,130
Bethel Baptist Institutional Church, Inc., 7.70%, 7/21/15,
   Callable 4/21/07 @ 100 (c)                                               101,000                          100,491

STEWARD FUNDS, INC.
STEWARD SELECT BOND FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                           SHARES
                                                                             OR
                                                                          PRINCIPAL
                                                                            AMOUNT                         VALUE
                                                                          ---------                     ------------
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/16,
   Callable 4/21/07 @ 100 (c)                                               203,000                     $    201,976
Bethel Baptist Institutional Church, Inc., 7.80%, 1/21/17,
   Callable 4/21/07 @ 100 (c)                                               212,000                          210,931
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/17,
   Callable 4/21/07 @ 100 (c)                                                46,000                           45,768
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/20,
   Callable 4/21/07 @ 100 (c)                                                86,000                           85,567
City View Christian Fellowship, 7.20%, 9/15/15,
   Callable 6/15/07 @ 100 (c)                                                57,000                           57,069
Metropolitan Baptist Church, 7.90%, 7/12/13,
   Callable 4/12/07 @ 100 (c)                                                29,000                           28,426
Metropolitan Baptist Church, 8.00%, 1/12/14,
   Callable 4/12/07 @ 100 (c)                                                71,000                           69,902
Metropolitan Baptist Church, 8.10%, 7/12/14,
   Callable 4/12/07 @ 100 (c)                                                74,000                           73,220
Metropolitan Baptist Church, 8.40%, 7/12/16,
   Callable 4/12/07 @ 100 (c)                                                87,000                           86,558
Metropolitan Baptist Church, 8.40%, 1/12/17,
   Callable 4/12/07 @ 100 (c)                                                90,000                           89,543
Metropolitan Baptist Church, 8.40%, 7/12/18,
   Callable 4/12/07 @ 100 (c)                                                23,000                           22,883
Metropolitan Baptist Church, 8.40%, 7/12/20,
   Callable 4/12/07 @ 100 (c)                                               121,000                          120,385
New Life Anointed Ministries International, Inc., 7.40%, 12/21/11 (c)        44,000                           43,775
New Life Anointed Ministries International, Inc., 7.80%, 12/21/17 (c)       111,000                          110,431
New Life Anointed Ministries International, Inc., 7.80%, 6/21/18 (c)        147,000                          146,246
New Life Anointed Ministries International, Inc., 7.80%, 12/21/18 (c)       152,000                          151,221
New Life Anointed Ministries International, Inc., 7.80%, 6/21/19 (c)        158,000                          157,190
New Life Anointed Ministries International, Inc., 7.80%, 12/21/19(c)        165,000                          164,153
                                                                                                        ------------
                                                                                                           2,739,896
                                                                                                        ------------
OIL & GAS - INTEGRATED (0.5%)
Phillips Petroleum Co., 6.65%, 7/15/18                                      500,000                          538,638
                                                                                                        ------------
PHARMACEUTICALS (0.5%)
Eli Lilly & Co., 6.00%, 3/15/12                                             500,000                          518,173
                                                                                                        ------------
RETAIL (0.5%)
AutoZone, Inc., 4.75%, 11/15/10                                             500,000                          484,512
                                                                                                        ------------
SEMICONDUCTORS (0.5%)
Applied Materials, Inc., 7.125%, 10/15/17                                   500,000                          543,240
                                                                                                        ------------
TRANSPORTATION (0.5%)
Union Pacific Corp., 3.625%, 6/1/10                                         500,000                          469,869
                                                                                                        ------------
UTILITIES-ELECTRIC & GAS (1.0%)
Duke Energy Corp., 6.25%, 1/15/12                                           500,000                          518,252
Pepco Holdings, Inc., 5.50%, 8/15/07                                        500,000                          499,788
                                                                                                        ------------
                                                                                                           1,018,040
                                                                                                        ------------

STEWARD FUNDS, INC.
STEWARD SELECT BOND FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                           SHARES
                                                                             OR
                                                                          PRINCIPAL
                                                                            AMOUNT                         VALUE
                                                                          ---------                     ------------
UTILITIES-TELECOMMUNICATIONS (1.4%)
BellSouth Corp., 6.00%, 11/15/34                                            500,000                     $    477,551
GTE California, Inc., 6.70%, 9/1/09                                         500,000                          512,630
Verizon New England, Inc., 4.75%, 10/1/13                                   500,000                          465,975
                                                                                                        ------------
                                                                                                           1,456,156
                                                                                                        ------------
TOTAL CORPORATE BONDS (COST $30,258,916)                                                                  29,206,223
                                                                                                        ------------
MEDIUM TERM NOTE (3.9%)
Assemblies of God Loan Fund, Series D, 6.00%, 11/30/07                    4,000,000                        4,000,000
                                                                                                        ------------
TOTAL MEDIUM TERM/SENIOR NOTES (COST $4,000,000)                                                           4,000,000
                                                                                                        ------------
U.S. GOVERNMENT AGENCIES (19.6%)

FEDERAL FARM CREDIT BANK (2.9%)
5.34%, 3/24/15, Callable 3/24/08 @ 100                                    3,000,000                        2,937,879
                                                                                                        ------------
FEDERAL HOME LOAN BANK (10.8%)
4.50%, 9/30/08, Callable 3/30/07 @ 100                                    2,000,000                        1,977,756
3.00%, 10/15/08, Callable 4/15/07 @ 100                                   1,000,000                          977,499
2.75%, 10/22/09, Callable 4/22/07 @ 100                                   2,000,000                        1,982,936
3.50%, 7/15/11, Callable 4/15/07 @ 100                                    1,000,000                          963,586
4.00%, 12/19/11, Callable 3/19/07 @ 100                                   4,365,000                        4,154,224
5.75%, 7/7/25, Callable 2/7/07 @ 100                                      1,000,000                          969,033
                                                                                                        ------------
                                                                                                          11,025,034
                                                                                                        ------------
FEDERAL HOME LOAN MORTGAGE CORP. (3.8%)
4.00%, 5/28/08, Callable 5/28/07 @ 100                                    2,000,000                        1,977,944
4.40%, 6/19/13, Callable 3/19/07 @ 100                                    2,000,000                        1,897,898
                                                                                                        ------------
                                                                                                           3,875,842
                                                                                                        ------------
FEDERAL NATIONAL MORTGAGE ASSOC. (2.1%)
4.00%, 8/20/10, Callable 2/23/07 @ 100                                      238,000                          229,343
4.50%, 5/28/15, Callable 5/28/07 @ 100                                    2,000,000                        1,888,414
                                                                                                        ------------
                                                                                                           2,117,757
                                                                                                        ------------
TOTAL U.S. GOVERNMENT AGENCIES (COST $20,309,783)                                                         19,956,511
                                                                                                        ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (35.5%)

FEDERAL HOME LOAN MORTGAGE CORP. (14.2%)
5.50%, 3/1/23                                                             1,843,120                        1,827,455
5.00%, 5/15/25                                                              719,789                          709,000
5.50%, 4/1/30                                                             2,167,044                        2,131,407
5.50%, 6/1/34                                                             1,404,984                        1,381,879
6.00%, 9/1/34                                                             1,790,247                        1,800,072
4.56%, 1/1/35 (b)                                                         1,570,583                        1,548,275
4.66%, 3/1/35 (b)                                                         2,961,413                        2,872,030
5.225%, 8/1/35 (b)                                                        2,186,179                        2,178,025
                                                                                                        ------------
                                                                                                          14,448,143
                                                                                                        ------------

STEWARD FUNDS, INC.
STEWARD SELECT BOND FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                           SHARES
                                                                             OR
                                                                          PRINCIPAL
                                                                            AMOUNT                         VALUE
                                                                          ---------                     ------------
FEDERAL NATIONAL MORTGAGE ASSOC. (21.2%)
5.00%, 10/1/24                                                              943,009                     $    913,646
5.00%, 1/1/30                                                             1,877,633                        1,801,574
5.22%, 7/1/34 (b)                                                           130,549                          131,120
5.50%, 12/1/34                                                            1,589,945                        1,563,798
5.00%, 1/1/35                                                             1,706,788                        1,637,650
5.00%, 1/1/35                                                             2,527,075                        2,424,707
5.50%, 2/1/35                                                                76,691                           75,575
4.72%, 3/1/35 (b)                                                           382,879                          374,347
4.89%, 4/1/35 (b)                                                         2,461,723                        2,410,422
4.50%, 5/1/35                                                             1,811,759                        1,696,373
5.38%, 9/1/35 (b)                                                         2,284,719                        2,260,344
6.50%, 2/1/36                                                             1,698,493                        1,727,091
5.50%, 5/1/36                                                             1,507,945                        1,483,147
5.50%, 8/1/36                                                             1,109,132                        1,090,892
6.00%, 9/1/36                                                             1,991,795                        1,999,109
                                                                                                        ------------
                                                                                                          21,589,795
                                                                                                        ------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS (COST $36,804,525)                                                                         35,328,938
                                                                                                        ------------
U.S. TREASURY OBLIGATIONS (8.4%)
4.50%, 2/15/09                                                            3,000,000                        2,975,274
4.25%, 11/15/13                                                           4,000,000                        3,870,156
6.00%, 2/15/26                                                            1,500,000                        1,678,008
                                                                                                        ------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $8,731,327)                                                          8,523,438
                                                                                                        ------------
SHORT-TERM INVESTMENTS (3.0%)
SSgA U.S. Government Money Market Fund, 5.17% (b)                         3,039,840                        3,039,840
                                                                                                        ------------
TOTAL SHORT-TERM INVESTMENTS (COST $3,039,840)                                                             3,039,840
                                                                                                        ------------

TOTAL INVESTMENTS (COST $103,144,391) (a) - 99.1%                                                       $100,763,951
                                                                                                        ============

----------------

Percentages indicated are based on net assets as of January 31, 2007.

(a) Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized depreciation of securities as follows:

Unrealized appreciation                          $    96,697
Unrealized depreciation                          $(2,477,137)
                                                 -----------
Net unrealized depreciation                      $(2,380,440)
                                                 ===========

(b) Variable rate security. Rate shown represents the rate as of January 31, 2007.
(c) The Issuer has the option to redeem the Bonds on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market for these bonds.

See notes to schedule of portfolio investments.

STEWARD FUNDS, INC.
STEWARD SHORT-TERM SELECT BOND FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                           SHARES
                                                                             OR
                                                                          PRINCIPAL
                                                                            AMOUNT                          VALUE
                                                                          ---------                      -----------
CORPORATE BONDS (33.9%)

CAPITAL MARKETS (4.6%)
Goldman Sachs Group, Inc., 4.125%, 1/15/08                                  500,000                      $   494,382
Merrill Lynch & Co., 3.375%, 9/14/07                                        500,000                          494,059
                                                                                                         -----------
                                                                                                             988,441
                                                                                                         -----------
COMMERCIAL BANKS (5.1%)
BB&T Corp., 7.25%, 6/15/07                                                  325,000                          327,110
National City Bank of Indiana, 4.875%, 7/20/07                              750,000                          747,646
                                                                                                         -----------
                                                                                                           1,074,756
                                                                                                         -----------
COMPUTERS & PERIPHERALS (2.3%)
IBM Corp., 3.80%, 2/1/08                                                    500,000                          492,070
                                                                                                         -----------
DIVERSIFIED FINANCIAL SERVICES (4.7%)
Bank of America Corp., 5.875%, 2/15/09                                      500,000                          506,039
General Electric Capital Corp., 3.50%, 5/1/08                               500,000                          489,051
                                                                                                         -----------
                                                                                                             995,090
                                                                                                         -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (2.0%)
Verizon Global Funding Corp., 4.00%, 1/15/08                                425,000                          419,547
                                                                                                         -----------
ELECTRIC UTILITIES (3.5%)
Union Electric Co., 6.75%, 5/1/08                                           750,000                          758,945
                                                                                                         -----------
MACHINERY (5.8%)
Caterpillar Financial Service Corp., 3.10%, 5/15/07                         500,000                          496,791
John Deere Capital Corp., 3.75%, 1/13/09                                    750,000                          727,939
                                                                                                         -----------
                                                                                                           1,224,730
                                                                                                         -----------
MORTGAGE BACKED SECURITIES - FINANCIAL SERVICES (3.6%)
Countrywide Home Loan, 5.625%, 7/15/09                                      750,000                          755,024
                                                                                                         -----------
PHARMACEUTICALS (2.3%)
Abbott Laboratories, 3.50%, 2/17/09                                         500,000                          483,640
                                                                                                         -----------
TOTAL CORPORATE BONDS (COST $7,209,850)                                                                    7,192,243
                                                                                                         -----------
MEDIUM TERM NOTE (2.4%)
Assemblies of God Loan Fund, Series D, 6.00%, 11/30/07                      500,000                          500,000
                                                                                                         -----------
TOTAL MEDIUM TERM/SENIOR NOTES (COST $500,000)                                                               500,000
                                                                                                         -----------
U.S. GOVERNMENT AGENCIES (31.4%)

FEDERAL FARM CREDIT BANK (4.5%)
3.30%, 3/17/09                                                            1,000,000                          963,736
                                                                                                         -----------

STEWARD FUNDS, INC.
STEWARD SHORT-TERM SELECT BOND FUND

Schedule of Portfolio Investments
January 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                           SHARES
                                                                             OR
                                                                          PRINCIPAL
                                                                            AMOUNT                          VALUE
                                                                          ---------                      -----------
FEDERAL HOME LOAN BANK (17.4%)
4.50%, 12/14/07                                                           1,000,000                      $   993,316
4.75%, 3/14/08                                                            2,000,000                        1,989,111
5.25%, 9/11/09                                                              700,000                          702,817
                                                                                                         -----------
                                                                                                           3,685,244
                                                                                                         -----------
FEDERAL NATIONAL MORTGAGE ASSOC. (9.5%)
6.625%, 10/15/07                                                          1,500,000                        1,513,476
5.10%, 2/22/08, Callable 2/22/07 @ 100                                      500,000                          499,136
                                                                                                         -----------
                                                                                                           2,012,612
                                                                                                         -----------
TOTAL U.S. GOVERNMENT AGENCIES (COST $6,682,256)                                                           6,661,592
                                                                                                         -----------
U.S. TREASURY OBLIGATIONS (29.8%)
4.625%, 2/29/08                                                           2,350,000                        2,339,535
4.50%, 2/15/09                                                            2,000,000                        1,983,516
4.875%, 5/15/09                                                           2,000,000                        1,998,594
                                                                                                         -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $6,324,960)                                                          6,321,645
                                                                                                         -----------
SHORT-TERM INVESTMENTS (1.2%)
SSgA U.S. Government Money Market Fund, 5.17% (b)                           269,989                          269,989
                                                                                                         -----------
TOTAL SHORT-TERM INVESTMENTS (COST $269,989)                                                                 269,989
                                                                                                         -----------

TOTAL INVESTMENTS (COST $20,987,055) (a) - 98.7%                                                         $20,945,469
                                                                                                         ===========

----------------

Percentages indicated are based on net assets as of January 31, 2007.

(a) Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized depreciation of securities as follows:

Unrealized appreciation                          $ 12,750
Unrealized depreciation                          $(54,336)
                                                 --------
Net unrealized depreciation                      $(41,586)
                                                 ========

(b) Variable rate security. Rate shown represents the rate as of January 31, 2007.

See notes to schedule of portfolio investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
Steward Funds, Inc.
January 31, 2007
(Unaudited)

1) PORTFOLIO VALUATION:
Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported mean price as of the close of trading. Equity securities traded on NASDAQ use the official closing price. Equity securities which are traded in the over-the-counter market only, but which are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. All other securities and securities with no readily determinable market values are valued using procedures determined in good faith by the Board of Directors.

2) SECURITIES TRANSACTIONS AND INVESTMENT INCOME:
For financial reporting purposes, portfolio security transactions are recorded on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date, if the ex-dividend date has passed.

3) FUTURES:
When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, in either cash or liquid securities. Thereafter, the futures contract is marked to market, and the Fund makes (or receives) additional cash payments known as variation margin to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled, at which time a realized gain or loss is recorded.

*For additional information regarding the Fund's valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE UNDER THE ACT (17 CFR 270.30a-3(d)) THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO
MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL
REPORTING.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Capstone Series Fund, Inc.

By /s/ Edward L. Jaroski
   ---------------------
   Edward L. Jaroski, President

Date: March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Edward L. Jaroski
   ---------------------
   Edward L. Jaroski, President

Date: March 30, 2007

By /s/ Carla Homer
   ---------------
   Carla Homer, Treasurer

Date: March 30, 2007